UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	–3.58	0.02	2.74	—	6.25	–3.58	0.12	30.99	—

Class B	–4.20	–0.01	2.68	—	6.48	–4.20	–0.05	30.30	—

Class C	–0.23	0.35	2.54	—	10.45	–0.23	1.74	28.54	—

Class I2	1.84	1.51	—	4.59	11.98	1.84	7.79	—	45.86

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.17	1.86	1.87	0.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Sovereign Investors Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	4-30-02	$13,030	$13,030	$15,839

Class C3	4-30-02	12,854	12,854	15,839

Class I2	12-1-03	14,586	14,586	15,488

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 12-1-03.

2 For certain types of investors, as described in the Fund’s prospectus.

3 No contingent deferred sales charge is applicable.

Semiannual report | Sovereign Investors Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period end 4-30-12[1]

Class A	$1,000.00	$1,118.10	$6.27

Class B	1,000.00	1,114.80	9.94

Class C	1,000.00	1,114.50	9.94

Class I	1,000.00	1,119.80	4.16

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Sovereign Investors Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period end 4-30-12[1]

Class A	$1,000.00	$1,018.90	$5.97

Class B	1,000.00	1,015.50	9.47

Class C	1,000.00	1,015.50	9.47

Class I	1,000.00	1,020.90	3.97

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.89%, 1.89% and 0.79% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Sovereign Investors Fund	9

Portfolio summary

Top 10 Holdings (31.5% of Net Assets on 4-30-12)[1,2]

Apple, Inc.	4.7%	QUALCOMM, Inc.	2.8%

Johnson & Johnson	3.5%	General Electric Company	2.8%

Philip Morris International, Inc.	3.3%	JPMorgan Chase & Company	2.7%

Exxon Mobil Corp.	3.2%	Novartis AG, ADR	2.7%

Google, Inc., Class A	3.1%	TJX Companies, Inc.	2.7%

Sector Composition[1,3]

Information Technology	21.2%	Consumer Staples	8.2%

Financials	15.4%	Telecommunication Services	1.4%

Industrials	13.7%	Materials	1.3%

Energy	11.5%	Utilities	1.1%

Health Care	11.3%	Short-Term Investments & Other	4.6%

Consumer Discretionary	10.3%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Sovereign Investors Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value

Common Stocks 95.4%		$568,920,732

(Cost $405,195,561)

Consumer Discretionary 10.3%		61,529,349

Hotels, Restaurants & Leisure 4.4%

Darden Restaurants, Inc.	187,600	9,395,006

Marriott International, Inc., Class A	166,700	6,516,303

McDonald’s Corp.	106,800	10,407,660

Specialty Retail 2.7%

TJX Companies, Inc.	382,000	15,933,220

Textiles, Apparel & Luxury Goods 3.2%

NIKE, Inc., Class B	103,000	11,522,610

VF Corp. (L)	51,000	7,754,550

Consumer Staples 8.2%		48,921,261

Beverages 2.1%

PepsiCo, Inc.	193,325	12,759,450

Food Products 0.9%

General Mills, Inc.	139,500	5,425,155

Household Products 1.9%

The Procter & Gamble Company	177,695	11,308,510

Tobacco 3.3%

Philip Morris International, Inc.	217,050	19,428,146

Energy 11.5%		68,558,755

Energy Equipment & Services 2.7%

Helmerich & Payne, Inc. (L)	130,000	6,680,700

Schlumberger, Ltd.	125,700	9,319,398

Oil, Gas & Consumable Fuels 8.8%

Chevron Corp.	80,700	8,599,392

ConocoPhillips	167,700	12,012,351

Exxon Mobil Corp.	222,100	19,176,114

Occidental Petroleum Corp.	140,000	12,770,800

Financials 15.4%		91,801,367

Capital Markets 4.2%

Invesco, Ltd.	370,000	9,190,800

T. Rowe Price Group, Inc.	149,300	9,423,070

The Goldman Sachs Group, Inc.	53,300	6,137,495

See notes to financial statements	Semiannual report | Sovereign Investors Fund	11

	Shares	Value

Commercial Banks 3.3%

Cullen/Frost Bankers, Inc. (L)	145,000	$8,549,200

U.S. Bancorp	354,700	11,410,699

Diversified Financial Services 2.7%

JPMorgan Chase & Company	380,740	16,364,205

Insurance 5.2%

ACE, Ltd.	139,400	10,590,218

Aflac, Inc.	232,000	10,449,280

Prudential Financial, Inc.	160,000	9,686,400

Health Care 11.3%		67,656,890

Health Care Equipment & Supplies 2.8%

Baxter International, Inc.	97,500	5,402,475

Becton, Dickinson and Company (L)	144,000	11,296,800

Pharmaceuticals 8.5%

GlaxoSmithKline PLC, ADR (L)	300,000	13,869,000

Johnson & Johnson	319,800	20,815,782

Novartis AG, ADR	294,958	16,272,833

Industrials 13.7%		81,759,230

Aerospace & Defense 1.9%

United Technologies Corp.	136,000	11,103,040

Electrical Equipment 2.6%

Emerson Electric Company	292,200	15,352,188

Industrial Conglomerates 2.7%

General Electric Company	840,350	16,454,053

Machinery 4.5%

Caterpillar, Inc.	84,476	8,681,599

Dover Corp.	185,500	11,623,430

Stanley Black & Decker, Inc.	90,000	6,584,400

Road & Rail 2.0%

Norfolk Southern Corp.	164,000	11,960,520

Information Technology 21.2%		126,482,132

Communications Equipment 2.8%

QUALCOMM, Inc.	259,000	16,534,560

Computers & Peripherals 5.7%

Apple, Inc. (I)	48,425	28,291,822

EMC Corp. (I)	215,000	6,065,150

Internet Software & Services 3.0%

Google, Inc., Class A (I)	30,060	18,193,214

IT Services 1.9%

International Business Machines Corp.	54,000	11,182,320

Semiconductors & Semiconductor Equipment 3.0%

Linear Technology Corp.	291,000	9,518,610

Microchip Technology, Inc. (L)	233,800	8,262,492

Software 4.8%

Microsoft Corp.	455,050	14,570,701

Oracle Corp.	471,700	13,863,263

12	Sovereign Investors Fund | Semiannual report	See notes to financial statements

		Shares	Value

Materials 1.3%			$7,613,060

Chemicals 1.3%

Praxair, Inc.		65,800	7,613,060

Telecommunication Services 1.4%			8,163,688

Diversified Telecommunication Services 1.4%

AT&T, Inc.		248,061	8,163,688

Utilities 1.1%			6,435,000

Electric Utilities 1.1%

NextEra Energy, Inc.		100,000	6,435,000

	Yield	Shares	Value

Securities Lending Collateral 3.9%			$23,104,629

(Cost $23,092,250)

John Hancock Collateral Investment Trust (W)	0.3316% (Y)	2,308,547	23,104,629

		Par value	Value

Short-Term Investments 0.6%			$3,520,000

(Cost $3,520,000)

Repurchase Agreement 0.6%			3,520,000
Repurchase Agreement with State Street Corp. dated 4-30-12 at 0.010%
to be repurchased at $3,520,001 on 5-1-12, collateralized by $3,560,000
Federal National Mortgage Association, 2.700% due 3-28-22 (valued at
$3,591,150, including interest)		$3,520,000	3,520,000

Total investments (Cost $431,807,811)† 99.9%			$595,545,361

Other assets and liabilities, net 0.1%			$626,487

Total net assets 100.0%			$596,171,848

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $433,059,478. Net unrealized appreciation aggregated $162,485,883, of which $165,758,088 related to appreciated investment securities and $3,272,205 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $408,715,561) including
$22,590,429 of securities loaned)	$572,440,732
Investments in affiliated issuers, at value (Cost $23,092,250)	23,104,629

Total investments, at value (Cost $431,807,811)	595,545,361

Cash	15,800,266
Receivable for investments sold	7,407,647
Receivable for fund shares sold	795,658
Dividends and interest receivable	545,385
Receivable for securities lending income	6,081
Other receivables and prepaid expenses	187,841

Total assets	620,288,239

Liabilities

Payable for fund shares repurchased	724,123
Payable upon return of securities loaned	23,104,406
Payable to affiliates
Accounting and legal services fees	12,542
Transfer agent fees	93,570
Trustees’ fees	102,978
Other liabilities and accrued expenses	78,772

Total liabilities	24,116,391

Net assets

Paid-in capital	$409,012,850
Accumulated distributions in excess of net investment income	(87,692)
Accumulated net realized gain on investments	23,509,140
Net unrealized appreciation (depreciation) on investments	163,737,550

Net assets	$596,171,848

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($523,018,776 ÷ 30,791,205 shares)	$16.99
Class B ($19,841,414 ÷ 1,172,987 shares)[1]	$16.92
Class C ($18,148,725 ÷ 1,070,206 shares)[1]	$16.96
Class I ($35,162,933 ÷ 2,068,136 shares)	$17.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.88

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Sovereign Investors Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,224,160
Securities lending	90,239
Interest	174
Less foreign taxes withheld	(115,420)

Total investment income	7,199,153

Expenses

Investment management fees	1,720,864
Distribution and service fees	937,838
Accounting and legal services fees	64,179
Transfer agent fees	576,271
Trustees’ fees	17,971
State registration fees	25,926
Printing and postage	31,528
Professional fees	32,277
Custodian fees	35,537
Registration and filing fees	15,575
Other	7,807

Total expenses	3,465,773

Net investment income	3,733,380

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	24,750,881
Investments in affiliated issuers	10,567
Capital gain distributions received from affiliated underlying funds	2,246

24,763,694
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	35,775,538
Investments in affiliated issuers	(1,686)

35,773,852

Net realized and unrealized gain	60,537,546

Increase in net assets from operations	$64,270,926

See notes to financial statements	Semiannual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$3,733,380	$5,476,507
Net realized gain	24,763,694	36,649,820
Change in net unrealized appreciation (depreciation)	35,773,852	(14,953,006)

Increase in net assets resulting from operations	64,270,926	27,173,321

Distributions to shareholders
From net investment income
Class A	(3,388,723)	(4,838,696)
Class B	(66,411)	(57,192)
Class C	(59,369)	(47,246)
Class I	(322,470)	(443,685)
From net realized gain
Class A	(4,950,938)	—
Class B	(197,440)	—
Class C	(177,125)	—
Class I	(368,148)	—

Total distributions	(9,530,624)	(5,386,819)

From Fund share transactions	(18,951,369)	(30,153,810)

Total increase (decrease)	35,788,933	(8,367,308)

Net assets

Beginning of period	560,382,915	568,750,223

End of period	$596,171,848	$560,382,915

Undistributed/(Accumulated distributions in excess of) net
investment income	($87,692)	$15,901

16	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value,
beginning of period	$15.46	$14.94	$13.84	$12.88	$18.29	$18.94	$18.51
Net investment income[3]	0.11	0.15	0.16	0.14	0.16	0.21	0.20
Net realized and unrealized
gain (loss) on investments	1.69	0.52	1.10	0.96	(4.93)	1.29	2.51
Total from
investment operations	1.80	0.67	1.26	1.10	(4.77)	1.50	2.71
Less distributions
From net investment income	(0.11)	(0.15)	(0.16)	(0.14)	(0.17)	(0.21)	(0.21)
From net realized gain	(0.16)	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.27)	(0.15)	(0.16)	(0.14)	(0.64)	(2.15)	(2.28)
Net asset value,
end of period	$16.99	$15.46	$14.94	$13.84	$12.88	$18.29	$18.94
Total return (%)[4]	11.81[5]	4.49	9.12[6]	8.75[6]	(26.71)[5]	7.83	14.67[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$523	$487	$503	$491	$493	$758	$810
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.19[7]	1.17	1.22	1.34	1.20[7]	1.14	1.17
Expenses net of fee waivers
and credits	1.19[7]	1.17	1.21	1.33	1.20[7]	1.14	1.16
Net investment income	1.32[7]	0.97	1.09	1.13	1.19[7]	1.04	1.04
Portfolio turnover (%)	19	52	48	77	64	46	36

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	17

CLASS B SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value,
beginning of period	$15.39	$14.88	$13.78	$12.83	$18.23	$18.89	$18.46
Net investment income[3]	0.05	0.04	0.06	0.06	0.06	0.07	0.07
Net realized and unrealized
gain (loss) on investments	1.69	0.51	1.10	0.95	(4.91)	1.28	2.50
Total from
investment operations	1.74	0.55	1.16	1.01	(4.85)	1.35	2.57
Less distributions
From net investment income	(0.05)	(0.04)	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)
From net realized gain	(0.16)	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.21)	(0.04)	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)
Net asset value,
end of period	$16.92	$15.39	$14.88	$13.78	$12.83	$18.23	$18.89
Total return (%)[4]	11.48[5]	3.69	8.40[6]	7.95[6]	(27.14)[5]	7.05[6]	13.92[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$20	$25	$34	$43	$79	$111
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89[7]	1.86	1.93	2.05	1.90[7]	1.85	1.87
Expenses net of fee waivers
and credits	1.89[7]	1.86	1.93	2.04	1.90[7]	1.84	1.86
Net investment income	0.63[7]	0.28	0.41	0.46	0.47[7]	0.33	0.34
Portfolio turnover (%)	19	52	48	77	64	46	36

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

18	Sovereign Investors Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value,
beginning of period	$15.43	$14.91	$13.81	$12.86	$18.27	$18.92	$18.49
Net investment income[3]	0.05	0.04	0.05	0.05	0.07	0.07	0.07
Net realized and unrealized
gain (loss) on investments	1.69	0.52	1.11	0.96	(4.93)	1.29	2.50
Total from
investment operations	1.74	0.56	1.16	1.01	(4.86)	1.36	2.57
Less distributions
From net investment income	(0.05)	(0.04)	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)
From net realized gain	(0.16)	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.21)	(0.04)	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)
Net asset value,
end of period	$16.96	$15.43	$14.91	$13.81	$12.86	$18.27	$18.92
Total return (%)[4]	11.45[5]	3.76	8.38[6]	7.93[6]	(27.13)[5]	7.10[6]	13.90[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$17	$17	$13	$9	$15	$15
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89[7]	1.87	1.91	2.03	1.90[7]	1.85	1.87
Expenses net of fee waivers
and credits	1.89[7]	1.87	1.91	2.02	1.90[7]	1.84	1.86
Net investment income	0.63[7]	0.27	0.38	0.39	0.48[7]	0.34	0.34
Portfolio turnover (%)	19	52	48	77	64	46	36

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

See notes to financial statements	Semiannual report | Sovereign Investors Fund	19

CLASS I SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value,
beginning of period	$15.48	$14.96	$13.86	$12.90	$18.29	$18.93	$18.51
Net investment income[3]	0.14	0.22	0.19	0.21	0.11	0.30	0.28
Net realized and unrealized
gain (loss) on investments	1.68	0.52	1.13	0.96	(4.81)	1.29	2.52
Total from
investment operations	1.82	0.74	1.32	1.17	(4.70)	1.59	2.80
Less distributions
From net investment income	(0.14)	(0.22)	(0.22)	(0.21)	(0.22)	(0.29)	(0.31)
From net realized gain	(0.16)	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.30)	(0.22)	(0.22)	(0.21)	(0.69)	(2.23)	(2.38)
Net asset value,
end of period	$17.00	$15.48	$14.96	$13.86	$12.90	$18.29	$18.93
Total return (%)	11.98[4]	4.95	9.56	9.28	(26.36)[4]	8.35	15.21

Ratios and supplemental data

Net assets, end of period
(in millions)	$35	$36	$24	$4	$10	—[5]	—[5]
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.79[6]	0.76	0.81	0.82	0.73[6]	0.71	0.71
Expenses net of fee waivers
and credits	0.79[6]	0.76	0.81	0.82	0.73[6]	0.71	0.71
Net investment income	1.73[6]	1.37	1.36	1.77	1.02[6]	1.54	1.44
Portfolio turnover (%)	19	52	48	77	64	46	36

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

20	Sovereign Investors Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Sovereign Investors Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in

Semiannual report | Sovereign Investors Fund	21

the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	Sovereign Investors Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Sovereign Investors Fund	23

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the Fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000; and (d) 0.45% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Sovereign Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net effective rate of 0.60% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $142,019 for the six months ended April 30, 2012. Of this amount, $22,546 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $97,009 was paid as sales commissions to broker-dealers and $22,464 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $2,915 and $454 for Class B and Class C shares, respectively.

24	Sovereign Investors Fund | Semiannual report

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$750,585	$518,391
Class B	98,962	20,472
Class C	88,291	18,246
Class I	—	19,162
Total	$937,838	$576,271

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,239,589	$20,138,994	3,645,826	$55,521,480
Distributions reinvested	515,438	7,942,298	289,676	4,480,264
Repurchased	(2,478,859)	(39,925,304)	(6,100,837)	(96,225,349)

Net decrease	(723,832)	($11,844,012)	(2,165,335)	($36,223,605)

Class B shares

Sold	67,922	$1,102,966	171,713	$2,722,028
Distributions reinvested	16,174	245,886	3,462	53,166
Repurchased	(199,399)	(3,219,597)	(584,262)	(9,208,760)

Net decrease	(115,303)	($1,870,745)	(409,087)	($6,433,566)

Semiannual report | Sovereign Investors Fund	25

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class C shares

Sold	46,727	$759,235	274,266	$4,379,176
Distributions reinvested	13,634	207,697	2,605	39,974
Repurchased	(119,115)	(1,924,843)	(259,960)	(4,015,051)

Net increase (decrease)	(58,754)	($957,911)	16,911	$404,099

Class I shares

Sold	221,404	$3,616,299	1,390,765	$22,337,820
Distributions reinvested	43,144	667,042	27,248	420,328
Repurchased	(523,230)	(8,562,042)	(679,532)	(10,658,886)

Net increase (decrease)	(258,682)	($4,278,701)	738,481	$12,099,262

Net decrease	(1,156,571)	($18,951,369)	(1,819,030)	($30,153,810)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $107,167,778 and $134,183,582, respectively, for the six months ended April 30, 2012.

26	Sovereign Investors Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	Sovereign Asset Management
Hugh McHaffie†	a division of Manulife Asset Management
Dr. John A. Moore,* Vice Chairman	(US) LLC
Patti McGill Peterson*
Gregory A. Russo	Principal distributor
John G. Vrysen†	John Hancock Funds, LLC

Officers	Custodian
Keith F. Hartstein	State Street Bank and Trust Company
President and Chief Executive Officer
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Senior Vice President and Chief Operating Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Sovereign Investors Fund	27

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	29SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge			with maximum sales charge				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	4-30-12

Class A	–3.17	3.62	6.05	4.15	–3.17	19.44	80.01	1.30

Class B	–3.77	3.60	6.00	4.18	–3.77	19.35	79.16	0.67

Class C	0.23	3.96	5.86	8.25	0.23	21.42	76.76	0.67

Class I1	2.36	5.12	7.08	9.78	2.36	28.34	98.23	1.75

Class R1[1,2]	1.64	4.34	6.28	9.43	1.64	23.67	83.88	1.09

Class R3[1,2]	1.75	4.44	6.39	9.57	1.75	24.29	85.71	1.22

Class R4[1,2]	2.08	4.76	6.70	9.72	2.08	26.15	91.33	1.51

Class R5[1,2]	2.44	5.07	7.02	9.88	2.44	28.06	97.16	1.80

Class R6[1,2]	2.46	5.19	7.20	9.86	2.46	28.76	100.42	1.83

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6*
Net/Gross (%)	1.16	1.86	1.86	0.78	1.45	1.36	1.06	0.76	0.72

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Balanced Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	4-30-02	$17,916	$17,916	$15,839	$17,429

Class C3	4-30-02	17,676	17,676	15,839	17,429

Class I1	4-30-02	19,823	19,823	15,839	17,429

Class R1[1]	4-30-02	18,388	18,388	15,839	17,429

Class R3[1]	4-30-02	18,571	18,571	15,839	17,429

Class R4[1]	4-30-02	19,133	19,133	15,839	17,429

Class R5[1]	4-30-02	19,716	19,716	15,839	17,429

Class R6[1]	4-30-02	20,042	20,042	15,839	17,429

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

S&P 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — Index 2 — is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s prospectuses.

2 10-5-92 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 9-8-08 and the inception date for Class R6 shares is 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the estimated gross fees and expenses of Class R6 shares.

3 No contingent deferred sales charge is applicable.

Semiannual report | Balanced Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,096.00	$6.20

Class B	1,000.00	1,091.80	9.83

Class C	1,000.00	1,092.50	9.83

Class I	1,000.00	1,097.80	4.12

Class R1	1,000.00	1,094.30	7.65

Class R3	1,000.00	1,095.70	7.09

Class R4	1,000.00	1,097.20	5.53

Class R5	1,000.00	1,098.80	4.02

Class R6	1,000.00	1,098.60	3.76

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 4-30-12	period ended 4-30-12[2]

Class R2	$1,000.00	$1,010.60	$1.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Balanced Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[3]

Class A	$1,000.00	$1,018.90	$5.97

Class B	1,000.00	1,015.50	9.47

Class C	1,000.00	1,015.50	9.47

Class I	1,000.00	1,020.90	3.97

Class R1	1,000.00	1,017.60	7.37

Class R2	1,000.00	1,020.10	4.77

Class R3	1,000.00	1,018.10	6.82

Class R4	1,000.00	1,019.60	5.32

Class R5	1,000.00	1,021.00	3.87

Class R6	1,000.00	1,021.30	3.62

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.89%, 1.89%, 0.79%, 1.47%, 1.36%, 1.06%, 0.77% and 0.72% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.97% for Class R2 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Balanced Fund	9

Portfolio summary

Top 10 Holdings (21.6% of Net Assets on 4-30-12)[1,2]

Microsoft Corp.	3.0%	Danaher Corp.	1.9%

Apple, Inc.	2.9%	PepsiCo, Inc.	1.9%

QUALCOMM, Inc.	2.8%	Amazon.com, Inc.	1.8%

Google, Inc., Class A	2.1%	CVS Caremark Corp.	1.7%

MetLife, Inc.	1.9%	Express Scripts Holding Company	1.6%

Sector Composition[1,3]

Information Technology	16.4%	Materials	4.5%

Financials	15.5%	U.S. Government	3.9%

U.S. Government Agency	10.5%	Asset-Backed Securities	3.4%

Industrials	8.8%	Utilities	2.0%

Consumer Discretionary	7.5%	Telecommunication Services	1.2%

Energy	7.2%	Foreign Government Obligations	0.2%

Health Care	7.1%	Municipal Bonds	0.1%

Consumer Staples	5.3%	Short-Term Investments & Other	1.6%

Collateralized Mortgage Obligations	4.8%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Balanced Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 62.8%		$616,780,644

(Cost $488,421,813)

Consumer Discretionary 6.5%		64,383,811

Automobiles 0.4%

Ford Motor Company	300,043	3,384,479

Hotels, Restaurants & Leisure 0.8%

Carnival Corp.	241,074	7,832,494

Household Durables 0.3%

PulteGroup, Inc. (I)(L)	319,886	3,147,678

Internet & Catalog Retail 1.8%

Amazon.com, Inc. (I)	77,732	18,026,051

Media 1.3%

News Corp., Class B	388,610	7,710,022

Sirius XM Radio, Inc. (I)	2,316,695	5,235,731

Multiline Retail 0.3%

Target Corp.	54,794	3,174,764

Specialty Retail 1.6%

Lowe’s Companies, Inc.	227,088	7,146,459

Staples, Inc.	566,632	8,726,133

Consumer Staples 4.9%		48,121,214

Beverages 1.9%

PepsiCo, Inc.	277,827	18,336,582

Food & Staples Retailing 1.7%

CVS Caremark Corp.	375,640	16,761,057

Food Products 0.5%

Archer-Daniels-Midland Company	160,773	4,956,632

Household Products 0.8%

The Procter & Gamble Company	126,759	8,066,943

Energy 6.1%		60,185,875

Energy Equipment & Services 3.0%

Ensco International PLC, ADR	36,656	2,003,250

Noble Corp. (I)	251,456	9,570,415

Schlumberger, Ltd.	164,356	12,185,354

Weatherford International, Ltd. (I)	400,885	5,720,629

See notes to financial statements	Semiannual report | Balanced Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels 3.1%

Brazil Ethanol, Inc. (I)(S)	111,100	$1,111

Denbury Resources, Inc. (I)	646,727	12,313,682

OGX Petroleo e Gas Participacoes SA (I)	297,106	2,062,121

Southwestern Energy Company (I)	99,468	3,141,199

Suncor Energy, Inc.	399,156	13,188,114

Financials 9.8%		96,315,020

Capital Markets 2.9%

BlackRock, Inc.	23,293	4,462,473

Franklin Resources, Inc.	70,850	8,892,384

Lazard, Ltd., Class A	165,856	4,562,699

The Charles Schwab Corp.	364,248	5,208,746

The Goldman Sachs Group, Inc.	46,739	5,381,996

Diversified Financial Services 2.7%

Bank of America Corp.	341,414	2,768,868

Citigroup, Inc.	259,532	8,574,937

JPMorgan Chase & Company	351,646	15,113,745

Insurance 4.2%

Berkshire Hathaway, Inc., Class B (I)	135,511	10,901,860

MetLife, Inc.	519,335	18,711,640

Prudential Financial, Inc.	46,540	2,817,532

The Progressive Corp.	418,692	8,918,140

Health Care 7.1%		69,578,286

Biotechnology 1.1%

Amgen, Inc.	151,696	10,787,103

Health Care Equipment & Supplies 0.7%

Medtronic, Inc.	189,179	7,226,638

Health Care Providers & Services 2.3%

Express Scripts Holding Company (I)	279,640	15,601,116

McKesson Corp.	71,433	6,529,691

Pharmaceuticals 3.0%

Abbott Laboratories	211,039	13,097,080

Eli Lilly & Company	107,818	4,462,587

Pfizer, Inc.	517,840	11,874,071

Industrials 7.5%		73,339,648

Aerospace & Defense 2.1%

Honeywell International, Inc.	118,915	7,213,384

United Technologies Corp.	167,049	13,637,880

Air Freight & Logistics 0.6%

Expeditors International of Washington, Inc.	142,106	5,684,240

Airlines 0.2%

Delta Air Lines, Inc. (I)	213,527	2,340,256

Commercial Services & Supplies 1.6%

Iron Mountain, Inc.	212,252	6,446,093

Republic Services, Inc.	325,437	8,907,211

12	Balanced Fund | Semiannual report	See notes to financial statements

	Shares	Value
Industrial Conglomerates 1.9%

Danaher Corp.	345,099	$18,711,268

Machinery 0.2%

Deere & Company	17,779	1,464,278

Professional Services 0.9%

Nielsen Holdings NV (I)	305,785	8,935,038

Information Technology 16.4%		161,339,702

Communications Equipment 2.8%

QUALCOMM, Inc.	423,325	27,025,068

Computers & Peripherals 4.6%

Apple, Inc. (I)	49,339	28,825,817

EMC Corp. (I)	459,670	12,967,291

Hewlett-Packard Company	150,443	3,724,969

Internet Software & Services 3.2%

eBay, Inc. (I)	134,640	5,526,972

Google, Inc., Class A (I)	34,217	20,709,155

LinkedIn Corp., Class A (I)	43,607	4,729,179

Semiconductors & Semiconductor Equipment 0.2%

NXP Semiconductor NV (I)	91,131	2,355,736

Software 5.6%

Adobe Systems, Inc. (I)	216,535	7,266,915

Intuit, Inc.	194,454	11,272,498

Microsoft Corp.	925,455	29,633,069

Oracle Corp.	248,487	7,303,033

Materials 3.1%		30,147,068

Chemicals 1.8%

Ecolab, Inc.	152,541	9,715,336

LyondellBasell Industries NV, Class A	71,707	2,995,918

Monsanto Company	58,588	4,463,234

Containers & Packaging 0.5%

Boise, Inc.	70,816	541,034

Owens-Illinois, Inc. (I)	200,145	4,653,371

Metals & Mining 0.8%

Avalon Rare Metals, Inc. (I)	451,700	1,138,567

Barrick Gold Corp.	106,843	4,319,662

Freeport-McMoRan Copper & Gold, Inc.	60,573	2,319,946

Utilities 1.4%		13,370,020

Electric Utilities 1.4%

PPL Corp.	488,849	13,370,020

	Shares	Value
Preferred Securities 0.1%		$1,226,116

(Cost $1,154,100)

Energy 0.1%		1,226,116

Oil, Gas & Consumable Fuels 0.1%

Apache Corp., Series D, 6.000% (L)	23,082	1,226,116

See notes to financial statements	Semiannual report | Balanced Fund	13

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 14.4%				$141,686,191

(Cost $139,880,478)

U.S. Government 3.9%				38,784,861

U.S. Treasury Bonds	3.125	11-15-41	$17,760,000	17,787,741

U.S. Treasury Notes
Note	0.875	12-31-16	4,000,000	4,023,124
Note	0.875	01-31-17	2,000,000	2,010,312
Note	1.375	09-30-18	1,700,000	1,720,720
Note	2.000	02-15-22	7,855,000	7,909,003

U.S. Treasury Strips, PO	3.054	11-15-30	9,390,000	5,333,961

U.S. Government Agency 10.5%				102,901,330

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-41	4,553,519	4,935,232
30 Yr Pass Thru	6.500	06-01-37	139,137	156,268
30 Yr Pass Thru	6.500	11-01-37	837,658	939,224
30 Yr Pass Thru	6.500	02-01-38	223,769	250,901
30 Yr Pass Thru	6.500	09-01-39	5,574,231	6,250,107

Federal National Mortgage Association
15 Yr Pass Thru	3.000	TBA	4,000,000	4,174,345
15 Yr Pass Thru	6.500	08-01-16	9,379	10,137
30 Yr Pass Thru	4.000	12-01-41	8,479,550	9,046,539
30 Yr Pass Thru	4.000	01-01-42	18,356,779	19,452,273
30 Yr Pass Thru	4.500	06-01-41	1,202,496	1,301,842
30 Yr Pass Thru	4.500	07-01-41	9,450,119	10,230,861
30 Yr Pass Thru	5.000	03-01-41	4,815,251	5,252,762
30 Yr Pass Thru	5.000	04-01-41	25,505,489	27,924,772
30 Yr Pass Thru	5.500	12-01-37	1,855,326	2,026,582
30 Yr Pass Thru	5.500	11-01-39	3,151,253	3,450,007
30 Yr Pass Thru	6.000	05-01-37	669,158	740,857
30 Yr Pass Thru	6.000	07-01-38	3,783,986	4,205,989
30 Yr Pass Thru	6.500	01-01-39	1,801,081	2,030,156
30 Yr Pass Thru	6.500	03-01-39	379,146	427,961
30 Yr Pass Thru	7.000	06-01-31	4,272	4,876
30 Yr Pass Thru	7.000	06-01-32	2,497	2,839
30 Yr Pass Thru	7.500	04-01-31	6,333	7,399
30 Yr Pass Thru	8.000	01-01-31	5,431	6,431

Government National Mortgage Association
30 Yr Pass Thru	6.500	04-15-29	62,139	71,484
30 Yr Pass Thru	9.000	04-15-21	1,293	1,486

Foreign Government Obligations 0.2%				$1,978,592

(Cost $1,882,531)

South Korea 0.2%				1,978,592

Korea Development Bank	4.000	09-09-16	$1,890,000	1,978,592

Corporate Bonds 12.1%				$118,809,894

(Cost $110,168,029)

Consumer Discretionary 1.0%				9,906,282

Auto Components 0.1%

Allison Transmission, Inc. (S)	7.125	05-15-19	$1,000,000	1,047,500

Automobiles 0.2%

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,560,000	1,645,508

14	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Media 0.7%

CBS Corp.	7.875	07-30-30	$1,770,000	$2,331,630

Time Warner Cable, Inc.	6.750	07-01-18	4,000,000	4,881,644

Consumer Staples 0.4%				4,009,361

Food Products 0.2%

Ralcorp Holdings Corp.	4.950	08-15-20	2,000,000	2,062,504

Household Products 0.0%

Yankee Candle Company, Inc.	8.500	02-15-15	31,000	31,775

Tobacco 0.2%

Lorillard Tobacco Company	6.875	05-01-20	1,615,000	1,915,082

Energy 1.0%				9,376,707

Oil, Gas & Consumable Fuels 1.0%

Kerr-McGee Corp.	6.950	07-01-24	2,000,000	2,488,422

Kinder Morgan Energy Partners LP	5.950	02-15-18	5,000,000	5,819,075

NuStar Logistics LP	4.800	09-01-20	1,045,000	1,069,210

Financials 5.2%				51,294,781

Capital Markets 1.3%

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,360,000	1,392,262

Macquarie Group, Ltd. (S)	6.000	01-14-20	3,000,000	2,992,380

Morgan Stanley	6.000	04-28-15	5,000,000	5,231,795

The Goldman Sachs Group, Inc.	5.375	03-15-20	2,000,000	2,074,092

The Goldman Sachs Group, Inc.	6.750	10-01-37	1,500,000	1,482,467

Commercial Banks 1.2%

Abbey National Treasury Services PLC	4.000	04-27-16	1,945,000	1,922,712

Barclays Bank PLC	5.140	10-14-20	1,365,000	1,305,191

BBVA Bancomer SA (S)	6.500	03-10-21	2,470,000	2,494,700

First Horizon National Corp.	5.375	12-15-15	595,000	634,067

Lloyds TSB Bank PLC	6.375	01-21-21	2,205,000	2,382,439

Wachovia Corp.	5.750	02-01-18	3,000,000	3,498,315

Consumer Finance 0.2%

Discover Bank	7.000	04-15-20	2,000,000	2,324,772

Diversified Financial Services 0.9%

Citigroup, Inc.	6.125	05-15-18	2,000,000	2,219,462

GE Capital Trust I (6.375% to 11-15-17, then
3 month LIBOR + 2.290%)	6.375	11-15-67	1,000,000	1,022,500

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,000,000	1,106,371

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	2,224,000	2,824,480

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,216,190

Insurance 0.5%

Aflac, Inc.	8.500	05-15-19	1,500,000	1,981,242

CNA Financial Corp.	6.500	08-15-16	1,675,000	1,890,504

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	935,000	869,550

Real Estate Investment Trusts 1.1%

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	1,230,000	1,276,792

Health Care REIT, Inc.	6.125	04-15-20	2,000,000	2,237,390

See notes to financial statements	Semiannual report | Balanced Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Real Estate Investment Trusts (continued)

Prologis LP	6.625	05-15-18	$755,000	$864,294

Ventas Realty LP	4.750	06-01-21	1,920,000	1,978,293

Vornado Realty LP	4.250	04-01-15	1,805,000	1,890,151

Weyerhaeuser Company	7.375	03-15-32	2,000,000	2,182,370

Industrials 1.3%				12,654,881

Aerospace & Defense 0.2%

Textron, Inc.	6.200	03-15-15	2,000,000	2,195,954

Aerospace & Defense 0.2%

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	2,010,000

Airlines 0.3%

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,465,868	1,586,802

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,107,787	1,170,100

Building Products 0.2%

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,000,000	2,240,000

Commercial Services & Supplies 0.2%

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,600,500

Industrial Conglomerates 0.2%

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	1,755,000	1,851,525

Materials 1.4%				14,005,292

Chemicals 0.3%

Braskem Finance, Ltd. (S)	7.000	05-07-20	2,345,000	2,608,813

Metals & Mining 0.6%

Alcoa, Inc.	5.400	04-15-21	1,300,000	1,365,537

ArcelorMittal	9.850	06-01-19	2,000,000	2,416,392

Commercial Metals Company	7.350	08-15-18	2,500,000	2,606,250

Paper & Forest Products 0.5%

International Paper Company	7.950	06-15-18	4,000,000	5,008,300

Telecommunication Services 1.2%				11,710,807

Diversified Telecommunication Services 0.9%

Crown Castle Towers LLC (S)	6.113	01-15-20	2,125,000	2,425,628

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	2,505,000	2,587,560

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,475,000	1,426,455

Telecom Italia Capital SA	7.200	07-18-36	1,875,000	1,717,969

Telecom Italia Capital SA	7.721	06-04-38	1,175,000	1,103,031

Wireless Telecommunication Services 0.3%

America Movil SAB de CV	5.000	03-30-20	2,170,000	2,450,164

Utilities 0.6%				5,851,783

Electric Utilities 0.2%

Beaver Valley II Funding	9.000	06-01-17	511,000	530,638

Oncor Electric Delivery Company LLC	5.750	09-30-20	1,000,000	1,110,827

16	Balanced Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Independent Power Producers & Energy Traders 0.2%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	$2,000,000	$2,202,818

Multi-Utilities 0.2%

Integrys Energy Group, Inc. (6.110% to 12-1-16,
then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,000,000	2,007,500

Capital Preferred Securities 0.5%				$4,517,084

(Cost $4,416,975)

Financials 0.5%				4,517,084

Commercial Banks 0.3%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	$2,440,000	2,415,600

Insurance 0.2%

Aon Corp.	8.205	01-01-27	1,800,000	2,101,484

Municipal Bonds 0.1%				$578,286

(Cost $546,800)

Illinois 0.1%				578,286

State of Illinois	5.100	06-01-33	$610,000	578,286

Collateralized Mortgage Obligations 4.8%				$46,868,550

(Cost $48,830,225)

Commercial & Residential 3.5%				34,096,817

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.956	05-10-45	$2,990,000	3,233,595
Series 2006-4, Class AM	5.675	07-10-46	3,015,000	3,195,647

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	6.006	12-10-49	3,000,000	3,475,458

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.178	08-19-34	3,995,563	3,768,499

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.081	07-10-38	2,450,000	2,533,660

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	6.065	04-15-45	2,000,000	2,159,404
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,241,038

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	2,000,000	2,114,126
Series 2007-C1, Class AM	5.455	02-15-40	4,025,000	4,161,375
Series 2007-C2, Class A3	5.430	02-15-40	2,195,000	2,424,360

Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.649	03-12-44	4,475,000	4,789,655

U.S. Government Agency 1.3%				12,771,733

Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02-15-38	5,010,318	604,189
Series K017, Class X1 IO	1.609	12-25-21	7,784,786	801,755

Federal National Mortgage Association
Series 20011-146, Class MA	3.500	08-25-41	4,808,872	5,043,072
Series 2009-50, Class GI IO	5.000	05-25-39	7,374,800	905,309
Series 398, Class C3 IO	4.500	05-25-39	3,599,903	485,956
Series 402, Class 4 IO	4.000	10-25-39	8,241,158	1,044,974

See notes to financial statements	Semiannual report | Balanced Fund	17

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
Series 407, Class 15 IO	5.000	01-25-40	$6,232,297	$984,882
Series 407, Class 16 IO	5.000	01-25-40	1,470,119	168,549
Series 407, Class 17 IO	5.000	01-25-40	1,315,048	218,627
Series 407, Class 21 IO	5.000	01-25-39	5,271,470	583,636
Series 407, Class 7 IO	5.000	03-25-41	4,908,330	830,502
Series 407, Class 8 IO	5.000	03-25-41	2,323,909	407,189

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	6,943,327	693,093

Asset Backed Securities 3.4%				$33,269,855

(Cost $33,471,743)

Asset Backed Securities 3.4%				33,269,855

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.689	05-25-35	$2,180,000	1,963,367

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.389	10-25-36	2,769,742	2,612,044

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	4,154,363	4,311,809

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.749	06-25-35	1,625,000	1,444,484

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.719	11-25-35	1,840,000	1,463,862

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	1,131,075	1,113,770

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.609	09-25-36	3,425,000	3,012,483
Series 2005-WMC1, Class M1 (P)	0.989	09-25-35	1,272,431	1,218,225

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.689	03-25-35	1,870,000	1,334,486
Series 2005-3, Class M1 (P)	0.719	07-25-35	1,390,000	1,294,998

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.319	03-25-35	3,200,000	3,041,427

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.869	02-25-35	4,050,000	3,455,249
Series 2005-WCH1, Class M2 (P)	0.759	01-25-36	4,260,515	3,952,834

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,907,775	3,050,817

		Yield	Shares	Value
Securities Lending Collateral 0.3%				$2,954,287

(Cost $2,952,269)
John Hancock Collateral Investment Trust (W)		0.3316% (Y)	295,184	2,954,287

18	Balanced Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 0.1%		$911,000

(Cost $911,000)

Repurchase Agreement 0.1%		911,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $911,000 on 5-1-12, collateralized by $935,000 U.S. Treasury Notes, 0.125% due 12-31-13 (valued at
$932,663, including interest)	$911,000	911,000

Total investments (Cost $832,635,963)† 98.8%		$969,580,499

Other assets and liabilities, net 1.2%		$11,822,875

Total net assets 100.0%		$981,403,374

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBA To Be Announced

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $853,172,522. Net unrealized appreciation aggregated $116,407,977 of which $136,949,283 related to appreciated investment securities and $20,541,306 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Balanced Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $829,683,694) including
$2,838,905 of securities loaned)	$966,626,212
Investments in affiliated issuers, at value (Cost $2,952,269)	2,954,287

Total investments, at value (Cost $832,635,963)	969,580,499
Cash	15,870,509
Cash held at broker for futures contracts	247,500
Receivable for investments sold	3,741,087
Receivable for fund shares sold	1,329,957
Dividends and interest receivable	3,102,812
Receivable for securities lending income	624
Other receivables and prepaid expenses	164,318

Total assets	994,037,306

Liabilities

Payable for investments purchased	7,223,984
Payable for fund shares repurchased	1,776,589
Payable upon return of securities loaned	2,948,250
Payable for futures variation margin	18,750
Payable to affiliates
Accounting and legal services fees	16,817
Transfer agent fees	150,203
Distribution and service fees	313,531
Trustees’ fees	30,306
Other liabilities and accrued expenses	155,502

Total liabilities	12,633,932

Net assets

Paid-in capital	$865,580,414
Accumulated distributions in excess of net investment income	(463,089)
Accumulated net realized loss on investments, futures contracts
and foreign currency transactions	(20,517,437)
Net unrealized appreciation (depreciation) on investments
and futures contracts	136,803,486

Net assets	$981,403,374

20	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($514,792,543 ÷ 31,767,660 shares)	$16.20
Class B ($75,484,552 ÷ 4,666,884 shares)[1]	$16.17
Class C ($295,883,053 ÷ 18,282,872 shares)[1]	$16.18
Class I ($67,110,507 ÷ 4,141,623 shares)	$16.20
Class R1 ($2,500,535 ÷ 153,746 shares)	$16.26
Class R2 ($100,705 ÷ 6,211 shares)	$16.21
Class R3 ($17,678,600 ÷ 1,088,691 shares)	$16.24
Class R4 ($2,019,747 ÷ 124,253 shares)	$16.26
Class R5 ($5,723,075 ÷ 352,285 shares)	$16.25
Class R6 ($110,057 ÷ 6,789 shares)	$16.21

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$17.05

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Balanced Fund	21

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,360,323
Dividends	5,600,424
Securities lending	34,439
Less foreign taxes withheld	(77,541)

Total investment income	12,917,645

Expenses

Investment management fees	2,893,309
Distribution and service fees	2,654,978
Accounting and legal services fees	95,917
Transfer agent fees	941,336
Trustees’ fees	38,371
State registration fees	73,059
Printing and postage	45,763
Professional fees	40,544
Custodian fees	57,810
Registration and filing fees	40,486
Other	16,492

Total expenses	6,898,065

Net investment income	6,019,580

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	15,518,041
Investments in affiliated issuers	15,258
Capital gain distributions received from affiliated underlying funds	1,466
Futures contracts	(33,662)
Foreign currency transactions	(23,206)
15,477,897
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	66,000,359
Investments in affiliated issuers	(14,167)
Futures contracts	(141,050)
65,845,142
Net realized and unrealized gain	81,323,039

Increase in net assets from operations	$87,342,619

22	Balanced Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment income	$6,019,580	$12,840,748
Net realized gain	15,477,897	72,176,174
Change in net unrealized appreciation (depreciation)	65,845,142	(70,030,599)

Increase in net assets resulting from operations	87,342,619	14,986,323

Distributions to shareholders
From net investment income
Class A	(4,000,434)	(10,504,744)
Class B	(334,254)	(725,534)
Class C	(1,348,386)	(3,273,007)
Class I	(686,577)	(1,793,243)
Class R1	(15,711)	(15,750)
Class R2	(379)	—
Class R3	(119,954)	(271,188)
Class R4	(15,241)	(24,157)
Class R5	(36,153)	(62,488)
Class R6	(1,075)	(243)

Total distributions	(6,558,164)	(16,670,354)

From Fund share transactions	(88,925,432)	(224,719,332)

Total decrease	(8,140,977)	(226,403,363)

Net assets

Beginning of period	989,544,351	1,215,947,714

End of period	$981,403,374	$989,544,351

Undistributed (accumulated distributions in excess of) net
investment income	($463,089)	$75,495

See notes to financial statements	Semiannual report | Balanced Fund	23

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$14.90	$14.93	$13.54	$11.33	$15.67	$13.39	$12.60
Net investment income[3]	0.11	0.20	0.18	0.18	0.19	0.25	0.18
Net realized and unrealized
gain (loss) on investments	1.31	0.01	1.38	2.25	(4.36)	2.86	1.54
Total from
investment operations	1.42	0.21	1.56	2.43	(4.17)	3.11	1.72
Less distributions
From net investment income	(0.12)	(0.24)	(0.17)	(0.22)	(0.17)	(0.24)	(0.20)
From net realized gain	—	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.12)	(0.24)	(0.17)	(0.22)	(0.17)	(0.83)	(0.93)
Net asset value, end
of period	$16.20	$14.90	$14.93	$13.54	$11.33	$15.67	$13.39
Total return (%)[4]	9.60[5]	1.40	11.61[6]	21.72[6]	(26.84)[5,6]	23.45[6]	13.75[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$515	$524	$668	$579	$427	$241	$111
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.19[7]	1.16	1.18	1.22	1.18[7]	1.22	1.28
Expenses net of fee waivers
and credits	1.19[7]	1.16	1.17	1.21	1.17[7]	1.21	1.28
Net investment income	1.49[7]	1.33	1.12	1.54	1.58[7]	1.68	1.35
Portfolio turnover (%)	24	67	67	78	95	43	60

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

24	Balanced Fund | Semiannual report	See notes to financial statements

CLASS B SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$14.88	$14.91	$13.52	$11.31	$15.66	$13.39	$12.60
Net investment income[3]	0.06	0.10	0.08	0.10	0.10	0.15	0.09
Net realized and unrealized
gain (loss) on investments	1.30	0.01	1.38	2.25	(4.36)	2.85	1.54
Total from
investment operations	1.36	0.11	1.46	2.35	(4.26)	3.00	1.63
Less distributions
From net investment income	(0.07)	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)
From net realized gain	—	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.07)	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)
Net asset value, end
of period	$16.17	$14.88	$14.91	$13.52	$11.31	$15.66	$13.39
Total return (%)[4]	9.18[5]	0.73	10.86[6]	20.93[6]	(27.31)[5,6]	22.54[6]	12.97[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$75	$72	$76	$60	$42	$37	$27
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89[7]	1.86	1.88	1.91	1.88[7]	1.91	1.97
Expenses net of fee waivers
and credits	1.89[7]	1.86	1.87	1.91	1.87[7]	1.91	1.97
Net investment income	0.78[7]	0.63	0.42	0.85	0.88[7]	0.98	0.66
Portfolio turnover (%)	24	67	67	78	95	43	60

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

See notes to financial statements	Semiannual report | Balanced Fund	25

CLASS C SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$14.88	$14.92	$13.53	$11.32	$15.67	$13.39	$12.60
Net investment income[3]	0.06	0.10	0.08	0.10	0.10	0.15	0.09
Net realized and unrealized
gain (loss) on investments	1.31	—	1.38	2.25	(4.36)	2.86	1.54
Total from
investment operations	1.37	0.10	1.46	2.35	(4.26)	3.01	1.63
Less distributions
From net investment income	(0.07)	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)
From net realized gain	—	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.07)	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)
Net asset value, end
of period	$16.18	$14.88	$14.92	$13.53	$11.32	$15.67	$13.39
Total return (%)[4]	9.25[5]	0.66	10.85[6]	20.91[6]	(27.30)[5,6]	22.60[6]	12.96[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$296	$301	$350	$270	$162	$49	$10
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89[7]	1.86	1.88	1.92	1.88[7]	1.91	1.97
Expenses net of fee waivers
and credits	1.89[7]	1.86	1.87	1.92	1.87[7]	1.91	1.97
Net investment income	0.79[7]	0.63	0.42	0.83	0.88[7]	0.96	0.64
Portfolio turnover (%)	24	67	67	78	95	43	60

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

26	Balanced Fund | Semiannual report	See notes to financial statements

CLASS I SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$14.91	$14.94	$13.54	$11.33	$15.67	$13.40	$12.61
Net investment income[3]	0.15	0.27	0.24	0.23	0.24	0.32	0.24
Net realized and unrealized
gain (loss) on investments	1.30	0.01	1.39	2.25	(4.36)	2.85	1.54
Total from
investment operations	1.45	0.28	1.63	2.48	(4.12)	3.17	1.78
Less distributions
From net investment income	(0.16)	(0.31)	(0.23)	(0.27)	(0.22)	(0.31)	(0.26)
From net realized gain	—	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.16)	(0.31)	(0.23)	(0.27)	(0.22)	(0.90)	(0.99)
Net asset value, end
of period	$16.20	$14.91	$14.94	$13.54	$11.33	$15.67	$13.40
Total return (%)	9.78[4]	1.84	12.14	22.23[5]	(26.60)[4,5]	23.89[5]	14.29[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$67	$69	$99	$92	$74	$30	$4
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.79[6]	0.75	0.74	0.79	0.75[6]	0.77	0.80
Expenses net of fee waivers
and credits	0.79[6]	0.75	0.74	0.79	0.75[6]	0.77	0.80
Net investment income	1.89[6]	1.76	1.55	1.98	2.01[6]	2.06	1.81
Portfolio turnover (%)	24	67	67	78	95	43	60

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.

CLASS R1 SHARES Period ended	4-30-121	10-31-11	10-31-10	10-31-09	10-31-082

Per share operating performance

Net asset value, beginning of period	$14.96	$14.99	$13.57	$11.35	$14.24
Net investment income3	0.09	0.16	0.13	0.12	0.01
Net realized and unrealized gain (loss)
on investments	1.31	0.01	1.40	2.27	(2.86)
Total from investment operations	1.40	0.17	1.53	2.39	(2.85)
Less distributions
From net investment income	(0.10)	(0.20)	(0.11)	(0.17)	(0.04)
Total distributions	(0.10)	(0.20)	(0.11)	(0.17)	(0.04)
Net asset value, end of period	$16.26	$14.96	$14.99	$13.57	$11.35
Total return (%)	9.434	1.14	11.32	21.235	(20.06)4,5

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2	$1	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.477	1.45	1.45	2.88	1.597
Expenses net of fee waivers and credits	1.477	1.45	1.45	1.63	1.597
Net investment income	1.187	1.05	0.81	0.94	0.597
Portfolio turnover (%)	24	67	67	78	958

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

See notes to financial statements	Semiannual report | Balanced Fund	27

CLASS R2 SHARES Period ended	4-30-12[1]

Per share operating performance

Net asset value, beginning of period	$16.10
Net investment income[2]	0.04
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.17
Less distributions
From net investment income	(0.06)
Net asset value, end of period	$16.21
Total return (%)	1.06[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]
Expenses net of all fee waivers and credits	0.97[5]
Net investment income	1.34[5]
Portfolio turnover (%)	24[6]

1 Period from 3-1-12 (inception date) to 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-11 to 4-30-12.

CLASS R3 SHARES Period ended	4-30-121	10-31-11	10-31-10	10-31-09	10-31-082

Per share operating performance

Net asset value, beginning of period	$14.93	$14.98	$13.57	$11.35	$14.24
Net investment income3	0.10	0.17	0.16	0.13	0.01
Net realized and unrealized gain (loss)
on investments	1.32	0.01	1.38	2.27	(2.86)
Total from investment operations	1.42	0.18	1.54	2.40	(2.85)
Less distributions
From net investment income	(0.11)	(0.23)	(0.13)	(0.18)	(0.04)
Total distributions	(0.11)	(0.23)	(0.13)	(0.18)	(0.04)
Net asset value, end of period	$16.24	$14.93	$14.98	$13.57	$11.35
Total return (%)	9.574	1.17	11.41	21.365	(20.04)4,5

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$16	$18	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.367	1.36	1.25	2.83	1.507
Expenses net of fee waivers and credits	1.367	1.36	1.25	1.51	1.507
Net investment income	1.307	1.13	1.03	1.01	0.687
Portfolio turnover (%)	24	67	67	78	958

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

28	Balanced Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$14.95	$14.98	$13.57	$11.34	$14.24
Net investment income[3]	0.12	0.22	0.19	0.10	0.01
Net realized and unrealized gain (loss)
on investments	1.32	0.01	1.39	2.34	(2.85)
Total from investment operations	1.44	0.23	1.58	2.44	(2.84)
Less distributions
From net investment income	(0.13)	(0.26)	(0.17)	(0.21)	(0.06)
Total distributions	(0.13)	(0.26)	(0.17)	(0.21)	(0.06)
Net asset value, end of period	$16.26	$14.95	$14.98	$13.57	$11.34
Total return (%)	9.72[4]	1.49	11.71	21.81[5]	(20.04)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[7]	1.08	1.11	1.86	1.22[7]
Expenses net of fee waivers and credits	1.06[7]	1.08	1.11	1.23	1.22[7]
Net investment income	1.59[7]	1.41	1.18	1.40	0.96[7]
Portfolio turnover (%)	24	67	67	78	95[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

CLASS R5 SHARES Period ended	4-30-121	10-31-11	10-31-10	10-31-09	10-31-082

Per share operating performance

Net asset value, beginning of period	$14.94	$14.97	$13.56	$11.34	$14.24
Net investment income3	0.14	0.26	0.23	0.23	0.02
Net realized and unrealized gain (loss)
on investments	1.32	0.01	1.40	2.24	(2.85)
Total from investment operations	1.46	0.27	1.63	2.47	(2.83)
Less distributions
From net investment income	(0.15)	(0.30)	(0.22)	(0.25)	(0.07)
Total distributions	(0.15)	(0.30)	(0.22)	(0.25)	(0.07)
Net asset value, end of period	$16.25	$14.94	$14.97	$13.56	$11.34
Total return (%)	9.884	1.80	12.09	22.095	(19.98)4,5

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$3	$3	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	0.777	0.78	0.78	2.07	0.947
Expenses net of fee waivers and credits	0.777	0.78	0.78	0.92	0.947
Net investment income	1.867	1.71	1.44	1.75	1.257
Portfolio turnover (%)	24	67	67	78	958

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-8-08 (inception date) to 10-31-08.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 1-1-08 to 10-31-08.

See notes to financial statements	Semiannual report | Balanced Fund	29

CLASS R6 SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$14.91	$14.73
Net investment income[3]	0.15	0.04
Net realized and unrealized gain on investments	1.31	0.18
Total from investment operations	1.46	0.22
Less distributions
From net investment income	(0.16)	(0.04)
Total distributions	(0.16)	(0.04)
Net asset value, end of period	$16.21	$14.91
Total return (%)	9.86[4]	1.48[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[6]	0.73[6]
Expenses net of fee waivers and credits	0.72[6]	0.73[6]
Net investment income	1.95[6]	1.57[6]
Portfolio turnover (%)	24	67[7]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

30	Balanced Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Balanced Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Balanced Fund	31

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$64,383,811	$64,383,811	—	—
Consumer Staples	48,121,214	48,121,214	—	—
Energy	60,185,875	60,184,764	—	$1,111
Financials	96,315,020	96,315,020	—	—
Health Care	69,578,286	69,578,286	—	—
Industrials	73,339,648	73,339,648	—	—
Information Technology	161,339,702	161,339,702	—	—
Materials	30,147,068	30,147,068	—	—
Utilities	13,370,020	13,370,020	—	—
Preferred Securities
Energy	1,226,116	1,226,116	—	—
U.S. Government &
Agency Obligations	141,686,191	—	$141,686,191	—
Foreign Government
Obligations	1,978,592	—	1,978,592	—
Corporate Bonds
Consumer Discretionary	9,906,282	—	9,906,282	—
Consumer Staples	4,009,361	—	4,009,361	—
Energy	9,376,707	—	9,376,707	—
Financials	51,294,781	—	51,294,781	—
Industrials	12,654,881	—	12,654,881	—
Materials	14,005,292	—	14,005,292	—
Telecommunication
Services	11,710,807	—	11,710,807	—
Utilities	5,851,783	—	5,851,783	—
Capital Preferred
Securities	4,517,084	—	4,517,084	—
Municipal Bonds	578,286	—	578,286	—
Collateralized Mortgage
Obligations	46,868,550	—	46,868,550	—
Asset Backed Securities	33,269,855	—	33,269,855	—
Securities Lending
Collateral	2,954,287	2,954,287	—	—
Short-Term Investments	911,000	—	911,000	—

Total Investments
in Securities	$969,580,499	$620,959,936	$348,619,452	$1,111
Other Financial
Instruments
Futures	($141,050)	($141,050)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

32	Balanced Fund | Semiannual report

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will

Semiannual report | Balanced Fund	33

receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

34	Balanced Fund | Semiannual report

For federal income tax purposes, the Fund has a capital loss carryforward of $16,028,499 available to offset future net realized capital gains as of October 31, 2011. This loss carryforward expires October 31, 2017.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and amortization and accretion on debt securities.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can

Semiannual report | Balanced Fund	35

be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended April 30, 2012, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at April 30, 2012. During the six months ended April 30, 2012, the Fund held futures contracts with USD notional values ranging from up to $19.8 million as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF			NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

U.S. Treasury 10-Year	150	Short	Jun 2012	($19,842,188)	($141,050)
Note Futures
					($141,050)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate	Receivable for futures	Futures†	—	($141,050)
contracts
Total			—	($141,050)

† Reflects cumulative appreciation/depreciation on futures as disclosed herein. Only the period variation margin is separately disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Net realized gain (loss)	($33,662)
Total		($33,662)

36	Balanced Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

	STATEMENT OF	FUTURES
RISK	OPERATIONS LOCATION	CONTRACTS

Interest rate contracts	Change in unrealized	($141,050)
	appreciation (depreciation)
Total		($141,050)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net assets; and (b) 0.55% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 0.74% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The current expense limitation agreement expires February 28, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. For the six months ended April 30, 2012, there were no amounts waived in regard to this agreement.

Prior to March 1, 2012, the Adviser contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.63%, 1.53%, 1.23%, 0.93% and 0.74% for Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. These fee waivers and/or expense reimbursements expired February 29, 2012 for Class R1, Class R3, Class R4 and Class R5 shares, and February 28, 2013 for Class R6 shares.

Semiannual report | Balanced Fund	37

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net effective rate of 0.60% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $430,877 for the six months ended April 30, 2012. Of this amount, $64,616 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $359,344 was paid as sales commissions to broker-dealers and $6,917 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $12,868 and $2,259 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all

38	Balanced Fund | Semiannual report

other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION	TRANSFER
SHARE CLASS	AND SERVICE FEES	AGENT FEES

Class A	$760,655	$523,568
Class B	363,955	75,214
Class C	1,463,346	302,496
Class I	—	35,910
Class R1	8,685	386
Class R2	41	6
Class R3	54,327	2,817
Class R4	3,082	297
Class R5	887	624
Class R6	—	18
Total	$2,654,978	$941,336

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,122,940	$33,033,796	7,499,090	$115,356,091
Distributions reinvested	251,590	3,806,984	649,955	9,879,127
Repurchased	(5,801,898)	(89,016,821)	(17,717,302)	(268,844,213)

Net decrease	(3,427,368)	($52,176,041)	(9,568,257)	($143,608,995)

Class B shares

Sold	275,649	$4,293,565	794,818	$12,207,648
Distributions reinvested	19,045	286,319	39,142	596,949
Repurchased	(468,136)	(7,236,324)	(1,090,735)	(16,502,433)

Net decrease	(173,442)	($2,656,440)	(256,775)	($3,697,836)

Semiannual report | Balanced Fund	39

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class C shares

Sold	841,456	$13,098,240	3,237,494	$49,856,015
Distributions reinvested	72,894	1,095,218	164,351	2,506,221
Repurchased	(2,873,216)	(44,037,038)	(6,596,938)	(99,814,956)

Net decrease	(1,958,866)	($29,843,580)	(3,195,093)	($47,452,720)

Class I shares

Sold	540,076	$8,406,005	2,101,613	$32,690,043
Distributions reinvested	34,146	517,754	70,058	1,060,587
Repurchased	(1,045,102)	(16,117,179)	(4,193,878)	(63,830,813)

Net decrease	(470,880)	($7,193,420)	(2,022,207)	($30,080,183)

Class R1 shares

Sold	39,166	$596,386	117,011	$1,774,702
Distributions reinvested	862	13,097	862	13,113
Repurchased	(23,813)	(376,083)	(37,859)	(587,071)

Net increase	16,215	$233,400	80,014	$1,200,744

Class R2 shares[1]

Sold	6,211	$100,000	—	—

Net increase	6,211	$100,000	—	—

Class R3 shares

Sold	77,563	$1,184,624	201,664	$3,072,642
Distributions reinvested	7,906	119,954	17,798	271,188
Repurchased	(81,070)	(1,264,785)	(322,351)	(4,951,447)

Net increase (decrease)	4,399	$39,793	(102,889)	($1,607,617)

Class R4 shares

Sold	18,532	$290,728	47,085	$727,858
Distributions reinvested	1,000	15,241	1,581	24,033
Repurchased	(4,506)	(69,007)	(19,057)	(292,925)

Net increase	15,026	$236,962	29,609	$458,966

Class R5 shares

Sold	156,742	$2,488,569	73,125	$1,121,040
Distributions reinvested	2,368	36,153	4,117	62,488
Repurchased	(12,078)	(190,828)	(77,714)	(1,215,219)

Net increase (decrease)	147,032	$2,333,894	(472)	($31,691)

Class R6 shares[2]

Sold	—	—	6,789	$100,000

Net increase	—	—	6,789	$100,000

Net decrease	(5,841,673)	($88,925,432)	(15,029,281)	($224,719,332)

1 Period from 3-1-12 (inception date) to 4-30-12.
2 Period from 9-1-11 (inception date) to 10-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R2 and Class R6 on April 30, 2012.

40	Balanced Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $171,986,213 and $282,624,850, respectively, for the six months ended April 30, 2012. Purchases and sales of U.S. Treasury obligations aggregated $52,117,685 and $34,154,337, respectively, for the six months ended April 30, 2012.

Semiannual report | Balanced Fund	41

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42	Balanced Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	36SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock
MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	–8.68	2.46	5.35	5.33	–8.68	12.94	68.33

Class B	–9.35	2.39	5.26	5.47	–9.35	12.51	66.93

Class C	–5.57	2.74	5.09	9.43	–5.57	14.47	64.35

Class I1	–3.54	3.91	6.42	11.04	–3.54	21.14	86.32

Class R1[1,2]	–4.17	3.12	5.51	10.71	–4.17	16.61	70.93

Class R3[1,2]	–4.12	3.19	5.59	10.72	–4.12	17.00	72.36

Class R4[1,2]	–3.83	3.49	5.91	10.90	–3.83	18.71	77.50

Class R5[1,2]	–3.54	3.81	6.23	11.08	–3.54	20.55	82.98

Class R6[1,2]	–3.48	3.97	6.41	11.13	–3.48	21.50	86.07

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6*
Net/Gross (%)	1.12	1.87	1.87	0.79	1.45	1.38	1.06	0.74	0.73

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Large Cap Equity Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	4-30-02	$16,693	$16,693	$15,839

Class C3	4-30-02	16,435	16,435	15,839

Class I1	4-30-02	18,632	18,632	15,839

Class R1[1]	4-30-02	17,093	17,093	15,839

Class R3[1]	4-30-02	17,236	17,236	15,839

Class R4[1]	4-30-02	17,750	17,750	15,839

Class R5[1]	4-30-02	18,298	18,298	15,839

Class R6[1]	4-30-02	18,607	18,607	15,839

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s prospectuses.

2 9-30-84 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 5-22-09; the inception date of Class R6 is 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the estimated gross fees and expenses of Class R6 shares.

3 No contingent deferred sales charge is applicable.

Semiannual report | Large Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,108.70	$5.98

Class B	1,000.00	1,104.70	9.89

Class C	1,000.00	1,104.30	9.89

Class I	1,000.00	1,110.40	4.15

Class R1	1,000.00	1,107.10	7.49

Class R3	1,000.00	1,107.20	7.07

Class R4	1,000.00	1,109.00	5.56

Class R5	1,000.00	1,110.80	3.94

Class R6	1,000.00	1,111.30	3.73

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 4-30-12	period ended 4-30-12[2]

Class R2	$1,000.00	$1,039.30	$1.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Large Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[3]

Class A	$1,000.00	$1,019.20	$5.72

Class B	1,000.00	1,015.50	9.47

Class C	1,000.00	1,015.50	9.47

Class I	1,000.00	1,020.90	3.97

Class R1	1,000.00	1,017.80	7.17

Class R2	1,000.00	1,020.20	4.67

Class R3	1,000.00	1,018.20	6.77

Class R4	1,000.00	1,019.60	5.32

Class R5	1,000.00	1,021.10	3.77

Class R6	1,000.00	1,021.30	3.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.14%, 1.89%, 1.89%, 0.79%, 1.43%, 1.35%, 1.06%, 0.75% and 0.71% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class R2 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Large Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (36.1% of Net Assets on 4-30-12)[1,2]

Amazon.com, Inc.	6.0%	Amgen, Inc.	3.0%

QUALCOMM, Inc.	5.9%	T. Rowe Price Group, Inc.	3.0%

Lowe’s Companies, Inc.	3.6%	Bank of America Corp.	2.8%

JPMorgan Chase & Company	3.5%	Robert Half International, Inc.	2.6%

Cisco Systems, Inc.	3.1%	Ancestry.com, Inc.	2.6%

Sector Composition[1,3]

Information Technology	24.7%	Consumer Staples	6.4%

Consumer Discretionary	20.1%	Industrials	6.2%

Financials	20.0%	Materials	1.7%

Energy	11.3%	Short-Term Investments & Other	0.6%

Health Care	9.0%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Large Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 99.4%	$1,673,300,513

(Cost $1,542,836,602)

Consumer Discretionary 20.1%		338,870,829

Household Durables 1.9%

Lennar Corp., Class A (L)	1,146,112	31,793,147

Internet & Catalog Retail 6.7%

Amazon.com, Inc. (I)	438,630	101,718,297

Blue Nile, Inc. (I)	386,028	11,688,928

Media 4.6%

CBS Corp., Class B	653,469	21,793,191

Omnicom Group, Inc. (L)	693,891	35,603,547

The Walt Disney Company	464,902	20,041,925

Multiline Retail 1.7%

Target Corp.	486,616	28,194,531

Specialty Retail 5.2%

Lowe’s Companies, Inc. (L)	1,927,951	60,672,618

The Home Depot, Inc.	528,377	27,364,645

Consumer Staples 6.4%		107,159,970

Beverages 5.2%

Diageo PLC, ADR	306,824	31,026,043

PepsiCo, Inc.	561,514	37,059,924

SABMiller PLC	450,527	18,930,225

Tobacco 1.2%

Philip Morris International, Inc.	225,045	20,143,778

Energy 11.3%		189,449,191

Energy Equipment & Services 3.5%

National Oilwell Varco, Inc.	243,313	18,433,393

Schlumberger, Ltd.	542,885	40,249,494

Oil, Gas & Consumable Fuels 7.8%

Apache Corp.	437,102	41,935,566

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Chevron Corp.	164,327	17,510,685

Exxon Mobil Corp.	211,995	18,303,648

Occidental Petroleum Corp.	383,468	34,979,951

Ultra Petroleum Corp. (I)(L)	912,523	18,031,454

See notes to financial statements	Semiannual report | Large Cap Equity Fund	11

	Shares	Value
Financials 20.0%		$336,510,628

Capital Markets 7.1%

State Street Corp.	587,787	27,167,515

T. Rowe Price Group, Inc.	796,051	50,242,759

The Goldman Sachs Group, Inc.	357,999	41,223,585

Commercial Banks 1.9%

Wells Fargo & Company	965,331	32,271,015

Consumer Finance 1.2%

American Express Company	347,940	20,949,467

Diversified Financial Services 7.6%

Bank of America Corp.	5,797,640	47,018,860

JPMorgan Chase & Company	1,369,430	58,858,101

Moody’s Corp.	551,275	22,574,711

Insurance 2.2%

Prudential Financial, Inc.	598,028	36,204,615

Health Care 9.0%		152,240,172

Biotechnology 3.0%

Amgen, Inc.	721,891	51,333,669

Health Care Equipment & Supplies 1.6%

Medtronic, Inc.	703,772	26,884,090

Health Care Providers & Services 0.2%

Amsurg Corp. (I)	135,862	3,907,391

Pharmaceuticals 4.2%

Merck & Company, Inc.	906,764	35,581,419

Novartis AG, ADR	295,498	16,302,625

Pfizer, Inc.	795,071	18,230,978

Industrials 6.2%		104,290,363

Air Freight & Logistics 2.1%

United Parcel Service, Inc., Class B	458,979	35,864,619

Industrial Conglomerates 1.5%

General Electric Company	1,244,681	24,370,854

Professional Services 2.6%

Robert Half International, Inc.	1,478,352	44,054,890

Information Technology 24.7%		416,342,135

Communications Equipment 8.9%

Cisco Systems, Inc.	2,552,823	51,439,383

QUALCOMM, Inc.	1,546,369	98,720,197

Computers & Peripherals 2.6%

Apple, Inc. (I)	73,309	42,830,050

Internet Software & Services 5.1%

Ancestry.com, Inc. (I)	1,627,136	43,444,531

Google, Inc., Class A (I)	71,062	43,008,854

IT Services 3.7%

Broadridge Financial Solutions, Inc.	826,141	19,174,733

Visa, Inc., Class A	350,025	43,046,075

12	Large Cap Equity Fund | Semiannual report	See notes to financial statements

		Shares	Value
Software 4.4%

FactSet Research Systems, Inc. (L)		383,468	$40,210,454

Oracle Corp.		1,172,775	34,467,858

Materials 1.7%			28,437,225

Chemicals 1.7%

Air Products & Chemicals, Inc.		332,638	28,437,225

	Yield	Shares	Value
Securities Lending Collateral 5.1%			$86,487,218

(Cost $86,493,112)

John Hancock Collateral Investment Trust (W)	0.3160% (Y)	8,641,549	86,487,218

		Shares	Value
Short-Term Investments 0.2%			$2,500,000

(Cost $2,500,000)

Repurchase Agreement 0.2%			2,500,000
Repurchase Agreement with State Street Corp. dated 4-30-12 at 0.010%
to be repurchased at $2,500,001 on 5-1-12, collateralized by $2,550,000
U.S. Treasury Note, 0.250% due 11-30-13 (valued at $2,550,000,
including interest)		2,500,000	2,500,000

Total investments (Cost $1,631,829,714)† 104.7%		$1,762,287,731

Other assets and liabilities, net (4.7%)			($78,629,765)

Total net assets 100.0%		$1,683,657,966

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-12.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,640,920,357. Net unrealized appreciation aggregated $121,367,374, of which $160,072,440 related to appreciated investment securities and $38,705,066 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,545,336,602)
including $84,642,449 of securities loaned	$1,675,800,513
Investments in affiliated issuers, at value (Cost $86,493,112)	86,487,218

Total investments, at value (Cost $1,631,829,714)	1,762,287,731
Cash	3,776,811
Receivable for investments sold	12,257,266
Receivable for fund shares sold	1,122,147
Dividends and interest receivable	812,107
Receivable for securities lending income	24,727
Other receivables and prepaid expenses	315,094

Total assets	1,780,595,883

Liabilities

Payable for fund shares repurchased	8,504,628
Payable upon return of securities loaned	86,481,328
Payable to affiliates
Accounting and legal services fees	42,373
Transfer agent fees	255,100
Distribution and service fees	510,207
Trustees’ fees	90,977
Management fees	875,566
Other liabilities and accrued expenses	177,738

Total liabilities	96,937,917

Net assets

Paid-in capital	$1,986,635,637
Undistributed net investment income	4,345,738
Accumulated net realized loss on investments and foreign
currency transactions	(437,781,426)
Net unrealized appreciation (depreciation) on investments	130,458,017

Net assets	$1,683,657,966

14	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,070,386,083 ÷ 40,018,236 shares)	$26.75
Class B ($75,919,302 ÷ 3,089,065 shares)[1]	$24.58
Class C ($269,869,192 ÷ 10,982,638 shares)[1]	$24.57
Class I ($255,264,753 ÷ 9,204,923 shares)	$27.73
Class R1 ($6,934,977 ÷ 252,092 shares)	$27.51
Class R2 ($103,916 ÷ 3,746 shares)	$27.74
Class R3 ($2,759,768 ÷ 100,234 shares)	$27.53
Class R4 ($133,290 ÷ 4,822 shares)	$27.64
Class R5 ($2,174,204 ÷ 78,336 shares)	$27.75
Class R6 ($112,481 ÷ 4,054 shares)	$27.75

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$28.16

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$19,624,998
Securities lending	155,863
Interest	78
Less foreign taxes withheld	(340,674)

Total investment income	19,440,265

Expenses

Investment management fees	5,762,978
Distribution and service fees	3,303,951
Accounting and legal services fees	184,806
Transfer agent fees	1,747,783
Trustees’ fees	64,645
State registration fees	61,124
Printing and postage	61,961
Professional fees	68,191
Custodian fees	6,278
Registration and filing fees	41,001
Other	31,189

Total expenses	11,333,907

Net investment income	8,106,358

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(88,243,817)
Investments in affiliated issuers	10,781
Capital gain distributions received from affiliated underlying funds	873
Foreign currency transactions	(144,624)

(88,376,787)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	262,497,854
Investments in affiliated issuers	(9,853)

262,488,001

Net realized and unrealized gain	174,111,214

Increase in net assets from operations	$182,217,572

16	Large Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment income	$8,106,358	$4,145,843
Net realized gain (loss)	(88,376,787)	101,925,771
Change in net unrealized appreciation (depreciation)	262,488,001	(119,007,211)

Increase (decrease) in net assets resulting from operations	182,217,572	(12,935,597)

Distributions to shareholders
From net investment income
Class A	(661,079)	(24,003,854)
Class B	—	(544,142)
Class C	—	(2,162,407)
Class I	(335,575)	(4,536,566)
Class R1	(564)	(25,115)
Class R3	(667)	(13,397)
Class R4	(73)	(1,321)
Class R5	(2,151)	(25,969)
Class R6	(110)	—

Total distributions	(1,000,219)	(31,312,771)

From Fund share transactions	(603,523,589)	(641,156,690)

Total decrease	(422,306,236)	(685,405,058)

Net assets

Beginning of period	2,105,964,202	2,791,369,260

End of period	$1,683,657,966	$2,105,964,202

Undistributed (Accumulated distributions in excess of)
net investment income	$4,345,738	($2,760,401)

See notes to financial statements	Semiannual report | Large Cap Equity Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$24.14	$24.60	$21.61	$18.28	$28.40	$21.23	$17.66
Net investment income (loss)[3]	0.12	0.06	0.06	0.07	—[4]	0.04	(0.04)
Net realized and unrealized
gain (loss) on investments	2.50	(0.22)	3.01	3.88	(10.12)	7.13	3.61
Total from
investment operations	2.62	(0.16)	3.07	3.95	(10.12)	7.17	3.57
Less distributions
From net investment income	(0.01)	(0.30)	(0.08)	(0.62)	—	—	—
Net asset value, end
of period	$26.75	$24.14	$24.60	$21.61	$18.28	$28.40	$21.23
Total return (%)[5]	10.87[6]	(0.73)	14.22[7]	22.76[7]	(35.63)[6,7]	33.77	20.22[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,070	$1,355	$1,998	$1,660	$1,249	$1,182	$463
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.14[8]	1.12	1.16	1.23	1.11[8]	1.14	1.23
Expenses net of fee waivers
and credits	1.14[8]	1.12	1.14	1.22	1.11[8]	1.14	1.21
Net investment income (loss)	0.98[8]	0.24	0.24	0.35	(0.01)[8]	0.15	(0.22)
Portfolio turnover (%)	90	59	94	99	113	40	78

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.

18	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$22.25	$22.71	$20.02	$16.89	$26.41	$19.89	$16.67
Net investment income (loss)[3]	0.02	(0.12)	(0.11)	(0.06)	(0.16)	(0.15)	(0.18)
Net realized and unrealized
gain (loss) on investments	2.31	(0.22)	2.80	3.61	(9.36)	6.67	3.40
Total from
investment operations	2.33	(0.34)	2.69	3.55	(9.52)	6.52	3.22
Less distributions
From net investment income	—	(0.12)	—	(0.42)	—	—	—
Net asset value, end
of period	$24.58	$22.25	$22.71	$20.02	$16.89	$26.41	$19.89
Total return (%)[4]	10.47[5]	(1.52)	13.44[6]	21.85[6]	(36.05)[5,6]	32.78	19.32[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$76	$80	$104	$105	$105	$156	$118
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89[7]	1.87	1.92	1.98	1.85[7]	1.89	1.98
Expenses net of fee waivers
and credits	1.89[7]	1.87	1.89	1.98	1.85[7]	1.89	1.96
Net investment income (loss)	0.19[7]	(0.51)	(0.50)	(0.38)	(0.75)[7]	(0.63)	(0.98)
Portfolio turnover (%)	90	59	94	99	113	40	78

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	19

CLASS C SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$22.25	$22.70	$20.02	$16.89	$26.41	$19.89	$16.67
Net investment income (loss)[3]	0.02	(0.12)	(0.11)	(0.07)	(0.16)	(0.14)	(0.18)
Net realized and unrealized
gain (loss) on investments	2.30	(0.21)	2.79	3.62	(9.36)	6.66	3.40
Total from
investment operations	2.32	(0.33)	2.68	3.55	(9.52)	6.52	3.22
Less distributions
From net investment income	—	(0.12)	—	(0.42)	—	—	—
Net asset value, end
of period	$24.57	$22.25	$22.70	$20.02	$16.89	$26.41	$19.89
Total return (%)[4]	10.43[5]	(1.48)	13.39[6]	21.85[6]	(36.05)[5,6]	32.78[6]	19.32[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$270	$313	$402	$329	$250	$176	$34
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.89[7]	1.87	1.92	1.98	1.86[7]	1.90	1.98
Expenses net of fee waivers
and credits	1.89[7]	1.87	1.89	1.97	1.86[7]	1.89	1.96
Net investment income (loss)	0.21[7]	(0.51)	(0.51)	(0.40)	(0.76)[7]	(0.58)	(0.97)
Portfolio turnover (%)	90	59	94	99	113	40	78

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

20	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES
Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$25.00	$25.46	$22.33	$18.91	$29.28	$21.80	$18.05
Net investment income[3]	0.17	0.15	0.14	0.14	0.09	0.19	0.11
Net realized and unrealized
gain (loss) on investments	2.59	(0.23)	3.13	4.00	(10.46)	7.30	3.64
Total from
investment operations	2.76	(0.08)	3.27	4.14	(10.37)	7.49	3.75
Less distributions
From net investment income	(0.03)	(0.38)	(0.14)	(0.72)	—	(0.01)	—
Net asset value, end
of period	$27.73	$25.00	$25.46	$22.33	$18.91	$29.28	$21.80
Total return (%)	11.04[4]	(0.38)	14.69	23.21[5]	(35.42)[4,5]	34.36[5]	20.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$255	$347	$282	$195	$174	$271	$4
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.79[6]	0.76	0.76	0.84	0.74[6]	0.76	0.77
Expenses net of fee waivers
and credits	0.79[6]	0.76	0.76	0.84	0.74[6]	0.75	0.77
Net investment income	1.31[6]	0.59	0.61	0.75	0.36[6]	0.69	0.54
Portfolio turnover (%)	90	59	94	99	113	40	78

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.

CLASS R1 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.85	$25.34	$22.25	$18.82
Net investment income (loss)[3]	0.08	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.58	(0.23)	3.12	3.45
Total from investment operations	2.66	(0.26)	3.09	3.43
Less distributions
From net investment income	—[4]	(0.23)	—	—
Net asset value, end of period	$27.51	$24.85	$25.34	$22.25
Total return (%)	10.71[5]	(1.07)	13.89	18.23[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$7	$2	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43[8]	1.45	1.41	2.38[8]
Expenses net of fee waivers and credits	1.43[8]	1.45	1.41	1.61[8]
Net investment income (loss)	0.63[8]	(0.13)	(0.14)	(0.24)[8]
Portfolio turnover (%)	90	59	94	99[9]

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	21

CLASS R2 SHARES Period ended	4-30-12[1]

Per share operating performance

Net asset value, beginning of period	$26.69
Net investment income[2]	0.02
Net realized and unrealized gain on investments	1.03
Total from investment operations	1.05
Net asset value, end of period	$27.74
Total return (%)	3.93[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]
Expenses net of fee waivers and credits	0.93[5]
Net investment income	0.44[5]
Portfolio turnover (%)	90[6]

1 Period from 3-1-12 (inception date) to 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-11 to 4-30-12.

CLASS R3 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.87	$25.34	$22.26	$18.82
Net investment income (loss)[3]	0.09	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	2.58	(0.22)	3.14	3.46
Total from investment operations	2.67	(0.24)	3.09	3.44
Less distributions
From net investment income	(0.01)	(0.23)	(0.01)	—
Net asset value, end of period	$27.53	$24.87	$25.34	$22.26
Total return (%)	10.72[4]	(1.00)	13.89	18.28[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35[7]	1.38	1.42	3.13[7]
Expenses net of fee waivers and credits	1.35[7]	1.38	1.42	1.51[7]
Net investment income (loss)	0.72[7]	(0.06)	(0.20)	(0.19)[7]
Portfolio turnover (%)	90	59	94	99[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

22	Large Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.94	$25.38	$22.29	$18.82
Net investment income[3]	0.13	0.08	0.02	0.01
Net realized and unrealized gain (loss) on investments	2.59	(0.24)	3.13	3.46
Total from investment operations	2.72	(0.16)	3.15	3.47
Less distributions
From net investment income	(0.02)	(0.28)	(0.06)	—
Net asset value, end of period	$27.64	$24.94	$25.38	$22.29
Total return (%)	10.90[4]	(0.70)	14.16[5]	18.44[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[7]	1.06	2.34	2.87[7]
Expenses net of fee waivers and credits	1.06[7]	1.06	1.21	1.21[7]
Net investment income	0.98[7]	0.30	0.08	0.11[7]
Portfolio turnover (%)	90	59	94	99[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

CLASS R5 SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$25.01	$25.44	$22.32	$18.82
Net investment income[3]	0.17	0.16	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.60	(0.24)	3.18	3.47
Total from investment operations	2.77	(0.08)	3.23	3.50
Less distributions
From net investment income	(0.03)	(0.35)	(0.11)	—
Net asset value, end of period	$27.75	$25.01	$25.44	$22.32
Total return (%)	11.08[4]	(0.38)	14.52	18.60[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$2	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[7]	0.74	0.89	2.40[7]
Expenses net of fee waivers and credits	0.75[7]	0.74	0.89	0.91[7]
Net investment income	1.31[7]	0.59	0.22	0.37[7]
Portfolio turnover (%)	90	59	94	99[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 5-22-09 (inception date) to 10-31-09.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

See notes to financial statements	Semiannual report | Large Cap Equity Fund	23

CLASS R6 SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$25.00	$24.67
Net investment income[3]	0.17	0.02
Net realized and unrealized gain on investments	2.61	0.31
Total from investment operations	2.78	0.33
Less distributions
From net investment income	(0.03)	—
Net asset value, end of period	$27.75	$25.00
Total return (%)	11.13[4]	1.34[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[6]	0.75[6]
Expenses net of fee waivers and credits	0.71[6]	0.75[6]
Net investment income	1.34[6]	0.47[6]
Portfolio turnover (%)	90	59[7]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

24	Large Cap Equity Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Large Cap Equity Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Large Cap Equity Fund	25

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$338,870,829	$338,870,829	—	—
Consumer Staples	107,159,970	88,229,745	$18,930,225	—
Energy	189,449,191	189,444,191	—	$5,000
Financials	336,510,628	336,510,628	—	—
Health Care	152,240,172	152,240,172	—	—
Industrials	104,290,363	104,290,363	—	—
Information Technology	416,342,135	416,342,135	—	—
Materials	28,437,225	28,437,225	—	—
Securities Lending
Collateral	86,487,218	86,487,218	—	—
Short-Term Investments	2,500,000	—	2,500,000	—

Total Investments in
Securities	$1,762,287,731	$1,740,852,506	$21,430,225	$5,000

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities.

26	Large Cap Equity Fund | Semiannual report

The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Semiannual report | Large Cap Equity Fund	27

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $343,016,298 available to offset future net realized capital gains as of October 31, 2011, which expires on October 31, 2017.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sales loss deferrals, net operating losses and character of distributions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	Large Cap Equity Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net assets; and b) 0.600% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Prior to March 1, 2012, the Adviser contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.61%, 1.51%, 1.21%, 0.91% and 0.75% for Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, which excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expenses. The expense limitations expired February 29, 2012 for Class R1, Class R3, Class R4 and Class R5 shares and shall remain in effect until February 28, 2013 for Class R6 shares.

For the six months ended April 30, 2012, there were no expense reductions or reimbursements related to these agreements.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net effective rate of 0.625% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Semiannual report | Large Cap Equity Fund	29

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $243,478 for the six months ended April 30, 2012. Of this amount, $33,817 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $200,665 was paid as sales commissions to broker-dealers and $8,996 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $365,875 and $82,183 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$1,459,563	$1,208,999
B	382,303	79,097
C	1,428,693	295,690
I	—	162,030
R1	23,837	1,110
R2	42	6
R3	8,908	467
R4	207	20
R5	398	347
R6	—	17
Total	$3,303,951	$1,747,783

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

30	Large Cap Equity Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,769,681	$44,483,339	13,994,851	$364,632,964
Distributions reinvested	26,936	617,368	850,642	21,793,459
Repurchased	(17,915,183)	(443,909,350)	(39,927,541)	(1,013,477,935)

Net decrease	(16,118,566)	($398,808,643)	(25,082,048)	($627,051,512)

Class B shares

Sold	88,301	$2,039,946	393,013	$9,454,772
Distributions reinvested	—	—	19,131	454,734
Repurchased	(579,846)	(13,375,884)	(1,393,359)	(32,784,937)

Net decrease	(491,545)	($11,335,938)	(981,215)	($22,875,431)

Class C shares

Sold	307,587	$7,072,503	3,074,314	$74,318,160
Distributions reinvested	—	—	60,140	1,429,535
Repurchased	(3,379,335)	(77,753,720)	(6,770,666)	(157,147,789)

Net decrease	(3,071,748)	($70,681,217)	(3,636,212)	($81,400,094)

Class I shares

Sold	1,802,339	$46,163,553	9,896,347	$269,479,826
Distributions reinvested	10,547	250,283	92,823	2,455,172
Repurchased	(6,486,505)	(168,486,841)	(7,202,842)	(188,314,389)

Net increase (decrease)	(4,673,619)	($122,073,005)	2,786,328	$83,620,609

Class R1 shares

Sold	38,673	$992,907	264,048	$6,844,396
Distributions reinvested	18	422	809	21,411
Repurchased	(49,006)	(1,272,682)	(94,224)	(2,513,334)

Net increase (decrease)	(10,315)	($279,353)	170,633	$4,352,473

Class R2 shares[1]

Sold	3,746	$100,000	—	—

Net increase	3,746	$100,000	—	—

Class R3 shares

Sold	9,868	$256,850	122,959	$3,325,667
Distributions reinvested	28	667	507	13,397
Repurchased	(24,483)	(650,148)	(54,892)	(1,427,309)

Net increase (decrease)	(14,587)	($392,631)	68,574	$1,911,755

Class R4 shares

Sold	660	$16,991	1,895	$49,212
Distributions reinvested	3	73	36	951
Repurchased	(238)	(6,123)	(1,710)	(46,879)

Net increase	425	$10,941	221	$3,284

Semiannual report | Large Cap Equity Fund	31

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class R5 shares

Sold	3,073	$79,288	49,507	$1,303,057
Distributions reinvested	90	2,125	964	25,499
Repurchased	(5,546)	(145,156)	(42,068)	(1,146,330)

Net increase (decrease)	(2,383)	($63,743)	8,403	$182,226

Class R6 shares[2]

Sold	—	—	4,054	$100,000

Net increase	—	—	4,054	$100,000

Net decrease	(24,378,592)	($603,523,589)	(26,661,262)	($641,156,690)

1 The inception date for Class R2 shares is 3-1-12.

2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R2 and Class R6 on April 30, 2012.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,664,486,538 and $2,261,646,964, respectively, for the six months ended April 30, 2012.

32	Large Cap Equity Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Large Cap Equity Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	50SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Intrinsic Value Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–20.89	–4.56	—	4.35[1]	7.12	–20.89	–20.80	—	35.73[1]

Class B	–21.66	–4.78	—	4.26[1]	7.23	–21.66	–21.74	—	34.87[1]

Class C	–18.15	–4.25	—	4.40[1]	11.38	–18.15	–19.53	—	36.11[1]

Class I2	–16.46	–3.20	—	5.52[1]	12.84	–16.46	–14.99	—	46.94[1]

Class R6[2]	–16.34	–3.04	—	5.65[3]	12.97	–16.34	–14.32	—	48.26[3]

Class NAV [2]	–16.26	—	—	–3.08[4]	13.12	–16.26	—	—	–14.49[4]

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6*	Class NAV
Net (%)	1.47	2.45	2.21	1.13	1.10	0.96
Gross (%)	1.47	2.45	2.21	1.13	17.38	0.96

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Small Cap Intrinsic Value Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$13,487	$13,487	$14,164

Class C5	2-28-05	13,611	13,611	14,164

Class I2	2-28-05	14,694	14,694	14,164

Class R6[2]	2-28-05	14,826	14,826	14,164

Class NAV[2]	5-1-07	8,551	8,551	10,725

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The inception date of Class R6 shares is 9-1-11; the returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

4 From 5-1-07.

5 No contingent deferred sales charge is applicable.

Semiannual report | Small Cap Intrinsic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,127.60	$7.99

Class B	1,000.00	1,122.30	13.19

Class C	1,000.00	1,123.80	11.88

Class I	1,000.00	1,128.40	6.30

Class R6	1,000.00	1,129.70	5.82

Class NAV	1,000.00	1,131.20	5.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Cap Intrinsic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,017.40	$7.57

Class B	1,000.00	1,012.40	12.51

Class C	1,000.00	1,013.70	11.27

Class I	1,000.00	1,018.90	5.97

Class R6	1,000.00	1,019.40	5.52

Class NAV	1,000.00	1,020.00	4.87

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.51%, 2.50%, 2.25%, 1.19%, 1.10% and 0.97% for Class A, Class B, Class C, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Small Cap Intrinsic Value Fund	9

Portfolio summary

Top 10 Holdings (40.0% of Net Assets on 4-30-12)[1,2]

Chemtura Corp.	5.3%	Sycamore Networks, Inc.	3.7%

MDC Partners, Inc., Class A	4.9%	Iconix Brand Group, Inc.	3.4%

Atwood Oceanics, Inc.	4.8%	Spectrum Brands Holdings, Inc.	3.4%

Velti PLC	4.4%	Bond Street Holdings LLC, Class A	3.2%

PulteGroup, Inc.	3.8%	Hanger Orthopedic Group, Inc.	3.1%

Sector Composition[1,3]

Consumer Discretionary	22.1%	Materials	7.7%

Financials	21.0%	Health Care	6.1%

Energy	14.6%	Consumer Staples	3.4%

Information Technology	12.6%	Utilities	3.0%

Industrials	9.0%	Other Assets & Liabilities	0.5%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Investments in smaller companies may involve greater risks than those in larger, more well-known companies. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

10	Small Cap Intrinsic Value Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 99.5%		$366,279,336

(Cost $349,726,945)

Consumer Discretionary 22.1%		81,434,486

Auto Components 0.0%

Azure Dynamics Corp. (I)	362,500	43,485

Diversified Consumer Services 1.2%

Ascent Capital Group, Inc., Class A (I)	79,858	4,112,687

ChinaCast Education Corp. (I)	62,738	212,682

Hotels, Restaurants & Leisure 0.6%

Ruby Tuesday, Inc. (I)	345,000	2,346,000

Household Durables 3.8%

PulteGroup, Inc. (I)	1,412,630	13,900,279

Internet & Catalog Retail 2.3%

E-Commerce China Dangdang, Inc., ADR (I)	1,058,775	8,459,612

Media 7.9%

Acquity Group, Ltd., ADR (I)	444,314	2,563,692

InternetQ PLC (I)	335,727	1,451,924

Live Nation Entertainment, Inc. (I)	519,375	4,705,538

LodgeNet Interactive Corp. (I)	986,097	2,268,023

MDC Partners, Inc., Class A (V)	1,743,305	17,990,908

Specialty Retail 2.1%

DSW, Inc., Class A	138,520	7,793,135

Textiles, Apparel & Luxury Goods 4.2%

Iconix Brand Group, Inc. (I)	819,776	12,575,364

Joe’s Jeans, Inc. (I)	2,214,086	3,011,157

Consumer Staples 3.4%		12,434,333

Household Products 3.4%

Spectrum Brands Holdings, Inc. (I)	360,311	12,434,333

Energy 14.6%		53,649,723

Energy Equipment & Services 8.6%

Atwood Oceanics, Inc. (I)	402,291	17,833,560

Forum Energy Technologies, Inc. (I)	230,472	5,328,513

Tidewater, Inc.	153,965	8,472,694

Oil, Gas & Consumable Fuels 6.0%

Carrizo Oil & Gas, Inc. (I)	134,753	3,778,474

Clayton Williams Energy, Inc. (I)	52,939	3,893,134

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Energy XXI Bermuda, Ltd. (I)	229,880	$8,661,878

Kodiak Oil & Gas Corp. (I)	240,000	2,124,000

McMoRan Exploration Company (I)	404,258	3,557,470

Financials 21.0%		77,301,699

Capital Markets 1.8%

Janus Capital Group, Inc.	866,266	6,566,296

Commercial Banks 13.5%

BancorpSouth, Inc.	151,000	2,033,970

Bond Street Holdings LLC, Class A (I)(S)	650,000	11,700,000

East West Bancorp, Inc.	155,956	3,551,118

First Commonwealth Financial Corp.	425,086	2,733,303

Hanmi Financial Corp. (I)	576,059	6,008,295

Regions Financial Corp.	1,296,425	8,737,905

State Bank Financial Corp. (I)	231,005	3,984,836

Synovus Financial Corp.	5,264,968	11,056,433

Diversified Financial Services 2.9%

MSCI, Inc. (I)	20,000	731,800

PICO Holdings, Inc. (I)	415,947	9,986,887

Thrifts & Mortgage Finance 2.8%

Astoria Financial Corp.	529,697	5,132,764

Hudson City Bancorp, Inc.	245,438	1,732,792

Northeast Community Bancorp, Inc.	590,000	3,345,300

Health Care 6.1%		22,446,901

Health Care Equipment & Supplies 3.0%

Teleflex, Inc.	173,254	10,857,828

Health Care Providers & Services 3.1%

Hanger Orthopedic Group, Inc. (I)	492,105	11,589,073

Industrials 9.0%		33,079,840

Air Freight & Logistics 1.1%

XPO Logistics, Inc. (I)	237,699	3,948,180

Commercial Services & Supplies 2.3%

TMS International Corp. (I)	688,618	8,318,505

Electrical Equipment 1.1%

Polypore International, Inc. (I)	113,000	4,220,550

Professional Services 2.4%

Acacia Research Corp. (I)	220,000	9,020,000

Road & Rail 2.1%

Swift Transportation Company (I)	721,888	7,572,605

Information Technology 12.6%		46,535,160

Communications Equipment 4.5%

Snap Interactive, Inc. (I)(V)	2,139,163	3,037,611

Sycamore Networks, Inc. (I)	865,636	13,495,265

12	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

			Shares	Value
Internet Software & Services 7.4%

CrowdGather, Inc. (I)(V)			3,950,000	$1,145,500

Cupid PLC			1,359,215	4,422,493

Travelzoo, Inc. (I)			203,428	5,280,991

Velti PLC (I)			1,364,000	16,299,800

IT Services 0.0%

CoreLogic, Inc. (I)			5,000	83,500

Software 0.7%

AVG Technologies NV (I)			200,000	2,770,000

Materials 7.7%				28,213,986

Chemicals 5.3%

Chemtura Corp. (I)			1,136,746	19,347,417

Paper & Forest Products 2.4%

AbitibiBowater, Inc. (I)			669,175	8,866,569

Utilities 3.0%				11,183,208

Independent Power Producers & Energy Traders 2.8%

GenOn Energy, Inc. (I)			4,812,585	10,250,808

Water Utilities 0.2%

Pure Cycle Corp. (I)			370,000	932,400

	Number of	Expiration	Exercise
	contracts	date	price	Value
Purchased Options 0.0%				$156,500

(Cost $74,300)

Call Options 0.0%
Liberty Global Inc., Class A (I)	100	1-19-13	$35.00	156,500

			Shares	Value
Warrants 0.1%				$269,066

(Cost $0)
CrowdGather, Inc. (Expiration Date: 9-4-16, Strike Price: $1.50) (I)(V)			1,875,000	24,501

Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)(V)			1,000,000	244,565

Total investments (Cost $349,801,245)† 99.6%				$366,704,902

Other assets and liabilities, net 0.4%				$1,478,973

Total net assets 100.0%				$368,183,875

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	13

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security, refer to Note 8 of the Notes to financial statements.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $354,665,285. Net unrealized appreciation aggregated $12,039,617, of which $52,524,641 related to appreciated investment securities and $40,485,024 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 4-30-12:

United States	85.4%
Ireland	4.4%
Canada	2.4%
China	2.4%
Bermuda	2.4%
United Kingdom	1.6%
Netherlands	0.7%
Hong Kong	0.7%

14	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $330,969,764)	$344,261,817
Investments in affiliated issuers, at value (Cost $18,831,481)	22,443,085

Total investments, at value (Cost $349,801,245)	366,704,902

Cash	1,202,333
Receivable for investments sold	3,194,776
Receivable for fund shares sold	311,552
Dividends receivable	17,700
Receivable due from adviser	214
Other receivables and prepaid expenses	78,919

Total assets	371,510,396

Liabilities

Payable for investments purchased	2,749,326
Payable for fund shares repurchased	421,831
Payable to affiliates
Accounting and legal services fees	6,348
Transfer agent fees	22,321
Distribution and service fees	47,663
Trustees’ fees	10,148
Other liabilities and accrued expenses	68,884

Total liabilities	3,326,521

Net assets

Paid-in capital	$555,656,233
Accumulated distributions in excess of net investment income	(2,987,621)
Accumulated net realized loss on investments	(201,388,394)
Net unrealized appreciation (depreciation) on investments	16,903,657

Net assets	$368,183,875

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($99,316,555 ÷ 8,414,447 shares)	$11.80
Class B ($4,873,777 ÷ 431,696 shares)[1]	$11.29
Class C ($22,642,802 ÷ 1,992,301 shares)[1]	$11.37
Class I ($16,294,809 ÷ 1,350,794 shares)	$12.06
Class R6 ($109,319 ÷ 9,001 shares)	$12.15
Class NAV ($224,946,613 ÷ 18,533,865 shares)	$12.14

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.42

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends from unaffiliated issuers	$729,606
Dividends from affiliated issuers	119,000
Less foreign taxes withheld from affiliated issuers	(21,000)

Total investment income	827,606

Expenses

Investment management fees	1,649,377
Distribution and service fees	285,907
Accounting and legal services fees	35,671
Transfer agent fees	141,434
Trustees’ fees	11,951
State registration fees	48,322
Printing and postage	11,974
Professional fees	27,064
Custodian fees	10,200
Registration and filing fees	20,854
Other	16,769

Total expenses	2,259,523
Less expense reductions	(12,380)

Net expenses	2,247,143

Net investment loss	(1,419,537)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(23,756,008)
Investments in affiliated issuers	(50,348)
Foreign currency transactions	463
(23,805,893)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	52,678,707
Investments in affiliated issuers	16,222,971
Translation of assets and liabilities in foreign currencies	577
68,902,255
Net realized and unrealized gain	45,096,362

Increase in net assets from operations	$43,676,825

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment income (loss)	($1,419,537)	$1,186,461
Net realized gain (loss)	(23,805,893)	41,827,290
Change in net unrealized appreciation (depreciation)	68,902,255	(85,301,944)

Increase (decrease) in net assets resulting from operations	43,676,825	(42,288,193)

Distributions to shareholders
From net investment income
Class A	(1,099,666)	(1,115,490)
Class B	(8,232)	—
Class C	(83,554)	—
Class I	(272,928)	(336,526)
Class R6	(1,469)	—
Class NAV	(3,465,035)	(1,583,574)

Total distributions	(4,930,884)	(3,035,590)

From Fund share transactions	(46,823,860)	37,488,535

Total decrease	(8,077,919)	(7,835,248)

Net assets

Beginning of period	376,261,794	384,097,042

End of period	$368,183,875	$376,261,794

Undistributed (accumulated distributions in excess of) net
investment income	($2,987,621)	$3,362,800

18	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$10.59	$11.65	$8.84	$6.95	$14.68	$13.70	$10.86
Net investment income (loss)[3]	(0.06)	0.02	(0.06)	(0.08)	(0.01)	(0.01)	(0.07)[4]
Net realized and unrealized
gain (loss) on investments	1.39	(1.00)	2.87	2.27	(7.72)	1.36	3.21
Total from
investment operations	1.33	(0.98)	2.81	2.19	(7.73)	1.35	3.14
Less distributions
From net investment income	(0.12)	(0.08)	—	(0.07)	—	—	—
From net realized gain	—	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	(0.12)	(0.08)	—	(0.30)	—	(0.37)	(0.30)
Net asset value, end
of period	$11.80	$10.59	$11.65	$8.84	$6.95	$14.68	$13.70
Total return (%)[5]	12.76[6]	(8.56)	31.79[7]	33.57[7]	(52.66)[6]	9.91[7]	28.99[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$99	$105	$166	$119	$100	$199	$30
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.51[8]	1.47	1.52	1.86[9]	1.56[8]	1.54	2.23
Expenses net of fee waivers
and credits	1.51[8]	1.47	1.49	1.84[9]	1.56[8]	1.53	1.65
Net investment income (loss)	(1.06)[8]	0.14	(0.52)	(1.10)	(0.10)[8]	(0.07)	(0.58)[4]
Portfolio turnover (%)	30	95	112	127	70	32	82

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	19

CLASS B SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$10.08	$11.14	$8.54	$6.79	$14.41	$13.55	$10.81
Net investment loss[3]	(0.11)	(0.11)	(0.16)	(0.15)	(0.08)	(0.12)	(0.16)[4]
Net realized and unrealized
gain (loss) on investments	1.34	(0.95)	2.76	2.20	(7.54)	1.35	3.20
Total from
investment operations	1.23	(1.06)	2.60	2.05	(7.62)	1.23	3.04
Less distributions
From net investment income	(0.02)	—	—	(0.07)	—	—	—
From net realized gain	—	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	(0.02)	—	—	(0.30)	—	(0.37)	(0.30)
Net asset value, end
of period	$11.29	$10.08	$11.14	$8.54	$6.79	$14.41	$13.55
Total return (%)[5]	12.23[6]	(9.52)	30.44[7]	32.25[7]	(52.88)[6,7]	9.13[7]	28.20[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$4	$6	$5	$4	$9	$3
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.50[8]	2.45	2.58	2.86[9]	2.28[8]	2.24	2.93
Expenses net of fee waivers
and credits	2.50[8]	2.45	2.54	2.84[9]	2.27[8]	2.23	2.35
Net investment loss	(2.05)[8]	(0.89)	(1.58)	(2.11)	(0.80)[8]	(0.82)	(1.25)[4]
Portfolio turnover (%)	30	95	112	127	70	32	82

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

20	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS C SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$10.16	$11.19	$8.56	$6.79	$14.41	$13.55	$10.81
Net investment loss[3]	(0.10)	(0.07)	(0.13)	(0.13)	(0.08)	(0.11)	(0.16)[4]
Net realized and unrealized
gain (loss) on investments	1.35	(0.96)	2.76	2.20	(7.54)	1.34	3.20
Total from
investment operations	1.25	(1.03)	2.63	2.07	(7.62)	1.23	3.04
Less distributions
From net investment income	(0.04)	—	—	(0.07)	—	—	—
From net realized gain	—	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	(0.04)	—	—	(0.30)	—	(0.37)	(0.30)
Net asset value, end
of period	$11.37	$10.16	$11.19	$8.56	$6.79	$14.41	$13.55
Total return (%)[5]	12.38[6]	(9.20)	30.72[7]	32.56[7]	(52.88)[6]	9.13[7]	28.20[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$23	$32	$22	$20	$49	$8
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.25[8]	2.21	2.28	2.64[9]	2.25[8]	2.24	2.93
Expenses net of fee waivers
and credits	2.25[8]	2.21	2.24	2.62[9]	2.25[8]	2.23	2.35
Net investment loss	(1.80)[8]	(0.61)	(1.28)	(1.88)	(0.77)[8]	(0.76)	(1.27)[4]
Portfolio turnover (%)	30	95	112	127	70	32	82

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	21

CLASS I SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$10.86	$11.93	$9.02	$7.06	$14.85	$13.80	$10.89
Net investment income (loss)[3]	(0.04)	0.06	(0.02)	(0.05)	0.05	0.09	(0.03)[4]
Net realized and unrealized
gain (loss) on investments	1.40	(1.01)	2.93	2.31	(7.84)	1.34	3.24
Total from
investment operations	1.36	(0.95)	2.91	2.26	(7.79)	1.43	3.21
Less distributions
From net investment income	(0.16)	(0.12)	—	(0.07)	—	(0.01)	—
From net realized gain	—	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	(0.16)	(0.12)	—	(0.30)	—	(0.38)	(0.30)
Net asset value, end
of period	$12.06	$10.86	$11.93	$9.02	$7.06	$14.85	$13.80
Total return (%)	12.84[5]	(8.17)	32.26	34.11	(52.46)[5]	10.39[6]	29.55[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$16	$24	$34	$16	$20	$82	$1
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.19[7]	1.10	1.12	1.42[8]	1.06[7]	1.10	1.78
Expenses net of fee waivers
and credits	1.19[7]	1.10	1.12	1.42[8]	1.06[7]	1.09	1.20
Net investment income (loss)	(0.73)[7]	0.50	(0.17)	(0.65)	0.43[7]	0.57	(0.27)[4]
Portfolio turnover (%)	30	95	112	127	70	32	82

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.
8 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.

22	Small Cap Intrinsic Value Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-12[1]	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.93	$11.11
Net investment income (loss)[3]	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	1.42	(0.21)
Total from investment operations	1.38	(0.18)
Less distributions
From net investment income	(0.16)	—
Net asset value, end of period	$12.15	$10.93
Total return (%)	12.97[4,5]	(1.62)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	25.21[7]	17.39[7]
Expenses net of fee waivers and credits	1.10[7]	1.10[7]
Net investment income (loss)	(0.65)[7]	1.68[7]
Portfolio turnover (%)	30	95[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover shown is calculated for the full fiscal year.

CLASS NAV SHARES Period ended	4-30-121	10-31-11	10-31-10	10-31-09	10-31-082	12-31-073

Per share operating performance

Net asset value, beginning of period	$10.92	$12.00	$9.06	$7.07	$14.85	$15.73
Net investment income (loss)4	(0.03)	0.07	—5	(0.03)	0.05	0.09
Net realized and unrealized gain (loss)
on investments	1.43	(1.02)	2.94	2.32	(7.83)	(0.58)
Total from investment operations	1.40	(0.95)	2.94	2.29	(7.78)	(0.49)
Less distributions
From net investment income	(0.18)	(0.13)	—	(0.07)	—	(0.02)
From net realized gain	—	—	—	(0.23)	—	(0.37)
Total distributions	(0.18)	(0.13)	—	(0.30)	—	(0.39)
Net asset value, end of period	$12.14	$10.92	$12.00	$9.06	$7.07	$14.85
Total return (%)	13.126	(8.09)	32.45	34.527	(52.39)6,7	(3.05)6,7

Ratios and supplemental data

Net assets, end of period (in millions)	$225	$220	$146	$108	$84	$181
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.978	0.96	0.96	1.189	0.998	0.948
Expenses net of fee waivers
and credits	0.978	0.96	0.96	1.189	0.998	0.948
Net investment income (loss)	(0.52)8	0.57	—10	(0.45)	0.518	0.578
Portfolio turnover (%)	30	95	112	127	70	3211

1 Six months ended 4-30-12. Unaudited
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Beginning of operations from 5-1-07 (inception) to 12-31-07.
4 Based on the average daily shares outstanding.
5 Less than ($0.005) per share.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
10 Less than (0.005%).
11 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements	Semiannual report | Small Cap Intrinsic Value Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

24	Small Cap Intrinsic Value Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$81,434,486	$79,726,395	$1,495,409	$212,682
Consumer Staples	12,434,333	12,434,333	—	—
Energy	53,649,723	53,649,723	—	—
Financials	77,301,699	65,601,699	—	11,700,000
Health Care	22,446,901	22,446,901	—	—
Industrials	33,079,840	33,079,840	—	—
Information Technology	46,535,160	42,112,667	4,422,493	—
Materials	28,213,986	28,213,986	—	—
Utilities	11,183,208	11,183,208	—	—
Purchased Options	156,500	156,500	—	—
Warrants	269,066	—	269,066	—

Total Investments in
Securities	$366,704,902	$348,605,252	$6,186,968	$11,912,682

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMON STOCK

Balance as of 10-31-11	—
Realized gain (loss)	($1,729,525)
Change in unrealized appreciation (depreciation)	2,864,976
Purchases	—
Sales	(4,942,769)
Transfer into Level 3	15,720,000
Transfer out of Level 3	—
Balance as of 4-30-12	$11,912,682
Change in unrealized at period end*	$2,864,976

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Semiannual report | Small Cap Intrinsic Value Fund	25

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26	Small Cap Intrinsic Value Fund | Semiannual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $174,281,595 available to offset future net realized capital gains as of October 31, 2011, which expires on October 31, 2017.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and passive foreign investment companies.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may

Semiannual report | Small Cap Intrinsic Value Fund	27

decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended April 30, 2012, the Fund used purchased options to gain exposure to certain securities. During the six months ended April 30, 2012, the Fund held purchased options with market values ranging from $133 thousand to $738 thousand, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012, by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Investments in unaffiliated	Purchased options	$156,500	—
issuers, at value*

*Purchased options are included in the Fund’s investments.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

		INVESTMENTS IN UNAFFILIATED
RISK	STATEMENT OF OPERATIONS LOCATION	ISSUERS (PURCHASED OPTIONS)

Equity contracts	Net realized gain (loss) on	$433,987

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

		INVESTMENTS IN UNAFFILIATED
RISK	STATEMENT OF OPERATIONS LOCATION	ISSUERS (PURCHASED OPTIONS)

Equity contracts	Change in unrealized appreciation	($327,750)
	(depreciation) of

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

28	Small Cap Intrinsic Value Fund | Semiannual report

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.85% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and expenses paid indirectly. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these fee waivers and/or expense reimbursements amounted to $12,380 for Class R6 shares for the six months ended April 30, 2012.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net annual effective rate of 0.89% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Semiannual report | Small Cap Intrinsic Value Fund	29

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,430 for the six months ended April 30, 2012. Of this amount, $5,175 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,158 was paid as sales commissions to broker-dealers and $1,097 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $23,733 and $10,425 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$151,081	$103,956	$13,117	$7,160

Class B	22,966	4,735	7,125	469
Class C	111,860	23,023	7,088	1,901
Class I	—	9,703	8,824	2,177
Class R6	—	17	12,168	267
Total	$285,907	$141,434	$48,322	$11,974

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

30	Small Cap Intrinsic Value Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,110,502	$12,730,920	5,240,152	$67,683,571
Distributions reinvested	109,154	1,066,430	83,285	1,072,715
Repurchased	(2,711,084)	(29,777,240)	(9,666,926)	(121,666,640)

Net decrease	(1,491,428)	($15,979,890)	(4,343,489)	($52,910,354)

Class B shares

Sold	58,003	$649,065	161,073	$2,023,611
Distributions reinvested	809	7,593	—	—
Repurchased	(66,677)	(712,015)	(215,600)	(2,528,128)

Net decrease	(7,865)	($55,357)	(54,527)	($504,517)

Class C shares

Sold	137,454	$1,517,944	621,216	$7,822,728
Distributions reinvested	7,909	74,584	—	—
Repurchased	(389,754)	(4,162,762)	(1,271,409)	(14,775,924)

Net decrease	(244,391)	($2,570,234)	(650,193)	($6,953,196)

Class I shares

Sold	246,335	$2,847,202	1,803,423	$23,963,710
Distributions reinvested	13,109	130,698	11,092	145,971
Repurchased	(1,127,804)	(12,207,252)	(2,453,958)	(31,188,376)

Net decrease	(868,360)	($9,229,352)	(639,443)	($7,078,695)

Class R6 shares[1]

Sold	—	—	9,001	$100,000

Net increase	—	—	9,001	$100,000

Class NAV shares

Sold	342,952	$3,982,213	10,076,908	$130,104,027
Distributions reinvested	345,467	3,465,035	119,786	1,583,574
Repurchased	(2,290,084)	(26,436,275)	(2,233,562)	(26,852,304)

Net increase (decrease)	(1,601,665)	($18,989,027)	7,963,132	$104,835,297

Net increase (decrease)	(4,213,709)	($46,823,860)	2,284,481	$37,488,535

1 Period from 9-1-11 (inception date) to 10-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 and Class NAV on April 30, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $111,584,501 and $166,826,880, respectively, for the six months ended April 30, 2012.

Semiannual report | Small Cap Intrinsic Value Fund	31

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2012, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

CrowdGather Inc.
Bought: none
Sold: none	3,950,000	3,950,000	—	—	$1,145,500

CrowdGather Inc.
(Warrants)
Bought: none
Sold: none	1,875,000	1,875,000	—	—	24,501

MDC Partners Inc.
Bought: 751,466
Sold: 6,695	998,534	1,743,305	($50,348)	$119,000	17,990,908

Snap Interactive Inc.
Bought: none
Sold: none	2,139,163	2,139,163	—	—	3,037,611

Snap Interactive Inc.
(Warrants)
Bought: none
Sold: none	1,000,000	1,000,000	—	—	244,565

Note 9 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. At April 30, 2012, John Hancock Lifestyle Aggressive Portfolio, John Hancock Lifestyle Balanced Portfolio and John Hancock Lifestyle Growth Portfolio had an affiliate ownership concentration of 15.28%, 16.71% and 24.18%, respectively, of the Fund’s net assets.

32	Small Cap Intrinsic Value Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Small Cap Intrinsic Value Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	64SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–26.41	2.37	—	8.79[1]	–4.02	–26.41	12.45	—	82.91[1]

Class B	–26.97	2.29	—	8.85[1]	–4.37	–26.97	11.99	—	83.62[1]

Class C	–23.86	2.69	—	8.88[1]	–0.37	–23.86	14.18	—	83.95[1]

Class I2	–22.24	3.78	—	9.93[1]	1.19	–22.24	20.39	—	97.12[1]

Class R6[2]	–22.24	3.82	—	9.96[3]	1.19	–22.24	20.64	—	97.47[3]

Class NAV [2]	–22.15	—	—	0.21[4]	1.26	–22.15	—	—	0.96[4]

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6*	Class NAV
Net (%)	1.47	2.23	2.18	1.10	1.10	0.96
Gross (%)	1.47	2.23	2.18	1.10	17.33	0.96

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Global Opportunities Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$18,362	$18,362	$14,144

Class C5	2-28-05	18,395	18,395	14,144

Class I2	2-28-05	19,712	19,712	14,144

Class R6[2]	2-28-05	19,747	19,747	14,144

Class NAV[2]	10-29-07	10,096	10,096	8,977

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The inception date for Class R6 shares is 9-1-11; the returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class R6 shares.

4 From 10-29-07.

5 No contingent deferred sales charge is applicable.

Semiannual report | Global Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,010.30	$7.55

Class B	1,000.00	1,006.30	11.22

Class C	1,000.00	1,006.30	11.07

Class I	1,000.00	1,011.90	5.55

Class R6	1,000.00	1,011.90	5.50

Class NAV	1,000.00	1,012.60	4.90

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 4-30-12	period ended 4-30-12[2]

Class R2	$1,000.00	$956.60	$2.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[3]

Class A	$1,000.00	$1,017.40	$7.57

Class B	1,000.00	1,013.70	11.27

Class C	1,000.00	1,013.80	11.12

Class I	1,000.00	1,019.30	5.57

Class R2	1,000.00	1,016.90	8.07

Class R6	1,000.00	1,019.40	5.52

Class NAV	1,000.00	1,020.00	4.92

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.51%, 2.25%, 2.22%, 1.11%, 1.10% and 0.98% for Class A, Class B, Class C, Class I, Class R6 and Class NAV shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.61% for Class R2 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Global Opportunities Fund	9

Portfolio summary

Top 10 Holdings (34.6% of Net Assets on 4-30-12)[1,2]

LinkedIn Corp., Class A	4.2%	OGX Petroleo e Gas Participacoes SA	3.4%

Reliance Capital, Ltd.	3.9%	Progress Energy Resources Corp.	3.2%

BHG SA — Brazil Hospitality Group	3.9%	Warren Resources, Inc.	2.9%

Reliance Infrastructure, Ltd.	3.7%	CEVA, Inc.	2.9%

Mediaset SpA	3.6%	MPX Energia SA	2.9%

Top 10 Countries[1,2,3]

United States	33.7%	Japan	4.0%

Canada	16.4%	Egypt	2.9%

Brazil	12.5%	United Kingdom	2.1%

India	10.7%	Russia	2.0%

Italy	8.5%	France	1.7%

Sector Composition[1,3]

Energy	21.6%	Utilities	6.9%

Financials	18.6%	Materials	6.8%

Consumer Discretionary	13.0%	Consumer Staples	4.8%

Information Technology	12.9%	Health Care	2.1%

Industrials	9.1%	Short-Term Investments & Other	4.2%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 95.8%		$758,207,692

(Cost $811,265,387)

Brazil 12.5%		98,992,405

BHG SA — Brazil Hospitality Group (I)(V)	2,552,352	30,904,327

GP Investments, Ltd. (I)	4,553,735	10,845,923

HRT Participacoes em Petroleo SA (I)	6,978	2,006,109

LLX Logistica SA (I)	3,570,889	5,975,991

MPX Energia SA (I)	840,840	22,589,731

OGX Petroleo e Gas Participacoes SA (I)	3,842,603	26,670,324

Canada 16.4%		129,775,679

Africa Oil Corp. (I)	3,156,808	17,448,167

Americas Petrogas, Inc. (I)	4,081,241	11,278,826

Avalon Rare Metals, Inc. (I)	3,818,001	9,615,887

Fortune Minerals, Ltd. (I)(V)	8,350,560	6,509,016

Franco-Nevada Corp. (I)	188,708	8,464,495

Ivanhoe Energy, Inc. (I)(V)	21,746,122	19,592,093

Karnalyte Resources, Inc. (I)(V)	2,177,530	21,624,305

Lundin Mining Corp. (I)	835,344	4,058,968

PetroBakken Energy, Ltd., Class A	182,271	2,638,533

Progress Energy Resources Corp.	2,282,112	25,111,664

San Gold Corp. (I)	1,349,431	1,926,100

Silver Standard Resources, Inc. (I)	104,551	1,507,625

Egypt 2.9%		23,039,543

Citadel Capital SAE (I)	22,616,334	11,784,699

Egyptian Financial Group-Hermes Holding (I)	5,073,702	11,254,844

France 1.7%		13,463,311

Saft Groupe SA	487,625	13,463,311

Hong Kong 0.0%		252,628

Natural Beauty Bio-Technology, Ltd.	1,308,273	252,628

India 10.7%		84,805,681

Colgate-Palmolive India, Ltd.	758,418	15,950,260

ICICI Bank, Ltd., ADR	174,610	5,917,533

Indiabulls Power, Ltd. (I)	5,747,121	1,503,172

Procter & Gamble Hygiene & Health Care, Ltd.	22,230	866,003

Reliance Capital, Ltd.	5,015,183	31,211,884

Reliance Infrastructure, Ltd.	2,941,485	29,356,829

See notes to financial statements	Semiannual report | Global Opportunities Fund	11

	Shares	Value
Italy 8.5%		$67,044,381

Mediaset SpA	12,056,957	28,697,009

Piaggio & C SpA	2,948,370	8,914,798

Prysmian SpA	751,043	12,231,773

Salvatore Ferragamo Italia SpA	703,468	17,200,801

Japan 4.0%		31,903,453

FANUC Corp.	47,996	8,151,997

Mazda Motor Corp. (I)	4,459,320	7,242,183

Secom Company, Ltd.	349,146	16,509,273

Russia 2.0%		15,777,297

Gazprom OAO, ADR	1,308,231	15,005,410

Gazprom OAO, ADR (London Exchange)	66,944	771,887

Spain 0.6%		4,805,087

Abengoa SA	314,029	4,805,087

Switzerland 1.3%		10,237,531

Credit Suisse Group AG (I)	436,588	10,237,531

United Kingdom 2.1%		16,265,827

Unilever PLC, ADR	473,946	16,265,827

United States 33.1%		261,844,869

Amazon.com, Inc. (I)	63,614	14,752,087

Amgen, Inc.	62,799	4,465,637

Bank of America Corp.	2,342,157	18,994,893

Brazil Ethanol, Inc. (I)(S)	283,419	2,834

Carnival Corp.	134,938	4,384,136

CEVA, Inc. (I)	1,043,858	23,058,823

Cloud Peak Energy, Inc. (I)	479,862	7,385,076

Denbury Resources, Inc. (I)	827,780	15,760,931

Duke Energy Corp.	20,561	440,622

Eli Lilly & Company	205,095	8,488,882

EXCO Resources, Inc.	596,184	4,375,991

Express Scripts Holding Company (I)	69,622	3,884,211

Google, Inc., Class A (I)	24,891	15,064,780

Guidewire Software, Inc. (I)	622,551	16,945,838

Intuit, Inc.	234,726	13,607,066

Janus Capital Group, Inc.	2,075,588	15,732,957

LinkedIn Corp., Class A (I)	310,186	33,639,672

Live Nation Entertainment, Inc. (I)	964,306	8,736,612

PepsiCo, Inc.	67,056	4,425,696

Sirius XM Radio, Inc. (I)	5,730,821	12,951,655

Southern Company	9,758	448,283

WABCO Holdings, Inc. (I)	176,341	11,114,773

Warren Resources, Inc. (I)(V)	7,502,723	23,183,414

12	Global Opportunities Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 0.6%		$5,000,000

(Cost $5,000,000)

Repurchase Agreement 0.6%		5,000,000

Repurchase Agreement with State Street Corp. dated 4-30-12 at
0.010% to be repurchased at $5,000,001 on 5-1-12, collateralized by $5,100,000 Federal Home Loan Bank, 0.700% due
4-24-15 (valued at $5,100,000)	$5,000,000	5,000,000

Total investments (Cost $816,265,387)† 96.4%		$763,207,692

Other assets and liabilities, net 3.6%		$28,568,225

Total net assets 100.0%		$791,775,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $860,276,677. Net unrealized depreciation aggregated $97,068,985, of which $38,808,033 related to appreciated investment securities and $135,877,018 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 4-30-12:

Energy	21.6%
Financials	18.6%
Consumer Discretionary	13.0%
Information Technology	12.9%
Industrials	9.1%
Utilities	6.9%
Materials	6.8%
Consumer Staples	4.8%
Health Care	2.1%
Short-Term Investments & Other	4.2%

See notes to financial statements	Semiannual report | Global Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $692,533,407)	$661,394,537
Investments in affiliated issuers, at value (Cost $123,731,980)	101,813,155

Total investments, at value (Cost $816,265,387)	763,207,692

Cash	19,862,066
Foreign currency, at value (Cost $13,002,399)	12,997,266
Receivable for investments sold	57,534,917
Receivable for fund shares sold	1,611,674
Receivable for forward foreign currency exchange contracts	8,890,079
Dividends and interest receivable	288,549
Receivable due from adviser	565
Other receivables and prepaid expenses	138,914

Total assets	864,531,722

Liabilities

Payable for investments purchased	10,977,553
Payable for forward foreign currency exchange contracts	6,369,401
Payable for fund shares repurchased	54,593,205
Payable to affiliates
Accounting and legal services fees	17,052
Transfer agent fees	122,185
Distribution and service fees	259,427
Trustees’ fees	9,033
Other liabilities and accrued expenses	407,949

Total liabilities	72,755,805

Net assets

Paid-in capital	$970,168,391
Accumulated net investment loss	(34,045,386)
Accumulated net realized loss on investments and foreign
currency transactions	(93,806,078)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(50,541,010)

Net assets	$791,775,917

14	Global Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($446,490,013 ÷ 30,506,125 shares)	$14.64
Class B ($31,040,279 ÷ 2,165,350 shares)[1]	$14.33
Class C ($145,794,947 ÷ 10,173,298 shares)[1]	$14.33
Class I ($160,181,184 ÷ 10,863,424 shares)	$14.74
Class R2 ($95,685 ÷ 6,473 shares)	$14.78
Class R6 ($98,684 ÷ 6,667 shares)	$14.80
Class NAV ($8,075,125 ÷ 545,548 shares)	$14.80

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.41

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,056,657
Interest	431
Less foreign taxes withheld	(151,899)

Total investment income	1,905,189

Expenses

Investment management fees	3,565,612
Distribution and service fees	1,587,704
Accounting and legal services fees	84,724
Transfer agent fees	766,822
Trustees’ fees	28,762
State registration fees	66,262
Printing and postage	58,229
Professional fees	53,256
Custodian fees	360,407
Registration and filing fees	27,436
Other	37,825

Total expenses	6,637,039
Less expense reductions	(13,036)

Net expenses	6,624,003

Net investment loss	(4,718,814)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(97,368,133)
Investments in affiliated issuers	904,400
Foreign currency transactions	7,151,753
(89,311,980)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	102,712,962
Investments in affiliated issuers	(21,489,853)
Translation of assets and liabilities in foreign currencies	12,673,270
93,896,379
Net realized and unrealized gain	4,584,399

Decrease in net assets from operations	($134,415)

16	Global Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment loss	($4,718,814)	($7,954,697)
Net realized gain (loss)	(89,311,980)	18,985,854
Change in net unrealized appreciation (depreciation)	93,896,379	(299,947,541)

Decrease in net assets resulting from operations	(134,415)	(288,916,384)

Distributions to shareholders
From net investment income
Class A	(520,302)	(17,881,386)
Class B	—	(480,180)
Class C	—	(3,203,982)
Class I	(620,657)	(5,771,682)
Class R6	(308)	(259)
Class NAV	(26,689)	(287,091)
From net realized gain
Class A	—	(13,300,611)
Class B	—	(484,505)
Class C	—	(3,174,981)
Class I	—	(3,615,463)
Class NAV	—	(177,356)

Total distributions	(1,167,956)	(48,377,496)

From Fund share transactions	(158,847,807)	213,970,522

Total decrease	(160,150,178)	(123,323,358)

Net assets

Beginning of period	951,926,095	1,075,249,453

End of period	$791,775,917	$951,926,095

Accumulated net investment loss	($34,045,386)	($28,158,616)

See notes to financial statements	Semiannual report | Global Opportunities Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06
Per share operating performance

Net asset value, beginning
of period	$14.51	$19.11	$13.89	$8.47	$17.00	$13.17	$11.57
Net investment income (loss)[3]	(0.07)	(0.10)	(0.04)	(0.04)	—[4]	(0.02)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.22	(3.74)	5.52	6.03	(8.53)	4.36	2.73
Total from
investment operations	0.15	(3.84)	5.48	5.99	(8.53)	4.34	2.71
Less distributions
From net investment income	(0.02)	(0.44)	(0.26)	(0.54)	—	—	—[4]
From net realized gain	—	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.02)	(0.76)	(0.26)	(0.57)	—	(0.51)	(1.11)
Net asset value, end
of period	$14.64	$14.51	$19.11	$13.89	$8.47	$17.00	$13.17
Total return (%)[5]	1.03[6]	(20.80)	40.03	76.81[7]	(50.18)[6,7]	33.05[7]	23.38[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$446	$527	$693	$159	$50	$28	$4
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.51[8]	1.47	1.49	1.67[9]	1.66[8]	2.11	2.23
Expenses net of fee waivers
and credits	1.51[8]	1.47	1.49	1.59[9]	1.49[8]	1.46	1.35
Net investment
income (loss)	(1.06)[8]	(0.58)	(0.25)	(0.33)	0.01[8]	(0.12)	(0.18)
Portfolio turnover (%)	49	136	209	198	167	114	61

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

18	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS B SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Net investment loss[3]	(0.12)	(0.23)	(0.16)	(0.10)	(0.09)	(0.14)	(0.08)
Net realized and unrealized
gain (loss) on investments	0.21	(3.68)	5.43	5.94	(8.37)	4.36	2.71
Total from
investment operations	0.09	(3.91)	5.27	5.84	(8.46)	4.22	2.63
Less distributions
From net investment income	—	(0.30)	(0.16)	(0.44)	—	—	—
From net realized gain	—	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	—	(0.62)	(0.16)	(0.47)	—	(0.51)	(1.11)
Net asset value, end
of period	$14.33	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04
Total return (%)[4]	0.63[5]	(21.42)	38.91	75.50[6]	(50.51)[5,6]	32.46[6]	22.76[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$31	$32	$24	$8	$3	$2	—[7]
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.25[8]	2.23	2.30	2.51[9]	2.29[8]	2.78	2.68
Expenses net of fee waivers
and credits	2.25[8]	2.23	2.30	2.28[9]	2.20[8]	2.12	1.80
Net investment loss	(1.80)[8]	(1.39)	(1.00)	(0.99)	(0.72)[8]	(0.88)	(0.63)
Portfolio turnover (%)	49	136	209	198	167	114	61

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Opportunities Fund	19

CLASS C SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Net investment loss[3]	(0.12)	(0.22)	(0.15)	(0.10)	(0.09)	(0.16)	(0.08)
Net realized and unrealized
gain (loss) on investments	0.21	(3.68)	5.43	5.94	(8.37)	4.38	2.71
Total from
investment operations	0.09	(3.90)	5.28	5.84	(8.46)	4.22	2.63
Less distributions
From net investment income	—	(0.31)	(0.17)	(0.44)	—	—	—
From net realized gain	—	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	—	(0.63)	(0.17)	(0.47)	—	(0.51)	(1.11)
Net asset value, end
of period	$14.33	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04
Total return (%)[4]	0.63[5]	(21.35)	39.04	75.50[6]	(50.51)[5,6]	32.46[6]	22.76[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$146	$171	$150	$23	$9	$4	—[7]
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.22[8]	2.18	2.21	2.44[9]	2.33[8]	2.79	2.68
Expenses net of fee waivers
and credits	2.22[8]	2.18	2.21	2.29[9]	2.21[8]	2.13	1.80
Net investment loss	(1.77)[8]	(1.32)	(0.94)	(1.00)	(0.76)[8]	(1.01)	(0.63)
Portfolio turnover (%)	49	136	209	198	167	114	61

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	Global Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES

Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning
of period	$14.62	$19.24	$13.96	$8.55	$17.11	$13.21	$11.60
Net investment income (loss)[3]	(0.05)	(0.04)	0.01	0.01	0.08	0.02	0.02
Net realized and unrealized
gain (loss) on investments	0.21	(3.76)	5.56	6.03	(8.64)	4.39	2.74
Total from
investment operations	0.16	(3.80)	5.57	6.04	(8.56)	4.41	2.76
Less distributions
From net investment income	(0.04)	(0.50)	(0.29)	(0.60)	—	—	(0.04)
From net realized gain	—	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.04)	(0.82)	(0.29)	(0.63)	—	(0.51)	(1.15)
Net asset value, end
of period	$14.74	$14.62	$19.24	$13.96	$8.55	$17.11	$13.21
Total return (%)	1.19[4]	(20.48)	40.60	77.19[5]	(50.03)[4,5]	33.48[5]	23.74[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$160	$214	$196	$23	$8	$2	—[6]
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.11[7]	1.07	1.11	1.36[8]	1.18[7]	1.74	1.93
Expenses net of fee waivers
and credits	1.11[7]	1.07	1.11	1.17[8]	1.06[7]	1.09	1.05
Net investment
income (loss)	(0.66)[7]	(0.21)	0.09	0.10	0.62[7]	0.15	0.12
Portfolio turnover (%)	49	136	209	198	167	114	61

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS R2 SHARES Period ended

Per share operating performance

Net asset value, beginning of period	$15.45
Net investment loss[2]	(0.02)
Net realized and unrealized loss on investments	(0.65)
Total from investment operations	(0.67)
Net asset value, end of period	$14.78
Total return (%)[3]	(4.34)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.60[6]
Expenses net of fee waivers and credits	1.61[6]
Net investment loss	(0.91)[6]
Portfolio turnover (%)	49[7]

1 Period from 3-1-12 (inception date) to 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 4-30-12.

See notes to financial statements	Semiannual report | Global Opportunities Fund	21

CLASS R6 SHARES Period ended

Per share operating performance

Net asset value, beginning of period	$14.68	$15.00
Net investment loss[3]	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.22	(0.25)
Total from investment operations	0.17	(0.28)
Less distributions
From net investment income	(0.05)	(0.04)
Total distributions	(0.05)	(0.04)
Net asset value, end of period	$14.80	$14.68
Total return (%)[4]	1.19[5]	(1.85)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	23.43[7]	17.35[7]
Expenses net of fee waivers and credits	1.10[7]	1.11[7]
Net investment loss	(0.65)[7]	(1.36)[7]
Portfolio turnover (%)	49	136[8]

1 Six months ended 4-30-12. Unaudited.
2 Period from 9-1-11 (inception date) to 10-31-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

CLASS NAV SHARES Period ended	4-30-121	10-31-11	10-31-10	10-31-09	10-31-082	12-31-073

Per share operating performance

Net asset value, beginning of period	$14.68	$19.32	$14.02	$8.56	$17.12	$17.63
Net investment income (loss)4	(0.04)	(0.01)	0.04	0.03	0.06	(0.01)
Net realized and unrealized gain (loss)
on investments	0.21	(3.79)	5.57	6.06	(8.62)	0.01
Total from investment operations	0.17	(3.80)	5.61	6.09	(8.56)	—
Less distributions
From net investment income	(0.05)	(0.52)	(0.31)	(0.60)	—	—
From net realized gain	—	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.05)	(0.84)	(0.31)	(0.63)	—	(0.51)
Net asset value, end of period	$14.80	$14.68	$19.32	$14.02	$8.56	$17.12
Total return (%)	1.265	(20.40)	40.76	77.856	(50.00)5,6	0.075,6

Ratios and supplemental data

Net asset value, end of period
(in millions)	$8	$8	$12	$5	$1	—7
Ratios (as a percentage of average net
assets):
Expenses before reductions	0.988	0.96	0.97	1.059	1.028	1.708
Expenses net of fee waivers
and credits	0.988	0.96	0.97	1.059	0.978	1.058
Net investment income (loss)	(0.52)8	(0.08)	0.27	0.25	0.518	(0.17)8
Portfolio turnover (%)	49	136	209	198	167	114

1 Six months ended 4-30-12. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Period from 10-29-07 (inception date) to 12-31-07.
4 Based on the average daily shares outstanding.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

22	Global Opportunities Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Opportunities Fund (the Fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Semiannual report | Global Opportunities Fund	23

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$98,992,405	$98,992,405	—	—
Canada	129,775,679	129,775,679	—	—
Egypt	23,039,543	—	$23,039,543	—
France	13,463,311	—	13,463,311	—
Hong Kong	252,628	—	252,628	—
India	84,805,681	5,917,533	78,888,148	—
Italy	67,044,381	—	67,044,381	—
Japan	31,903,453	—	31,903,453	—
Russia	15,777,297	15,005,410	771,887	—
Spain	4,805,087	—	4,805,087	—
Switzerland	10,237,531	—	10,237,531	—
United Kingdom	16,265,827	16,265,827	—	—
United States	261,844,869	261,842,035	—	$2,834
Short-Term Investments	5,000,000	—	5,000,000	—

Total Investments in
Securities	$763,207,692	$527,798,889	$235,405,969	$2,834
Other Financial
Instruments
Forward Foreign
Currency Contracts	$2,520,678	—	$2,520,678	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

24	Global Opportunities Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

Semiannual report | Global Opportunities Fund	25

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an

26	Global Opportunities Fund | Semiannual report

over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at April 30, 2012. During the six months ended April 30, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $686.0 million to $1.3 billion as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
BRL	244,383,560	$130,000,000	Morgan Stanley &	5/3/2012	($1,792,063)
			Company, Inc.

CHF	28,611,743	31,264,198	UBS AG	6/18/2012	277,377
INR	4,349,500,000	83,000,000	Morgan Stanley &	5/2/2012	(466,793)
			Company, Inc.

JPY	3,321,831,777	40,913,289	UBS AG	6/18/2012	710,859
		$285,177,487			($1,270,620)

Sells
BRL	238,368,000	$130,000,000	Morgan Stanley &	5/3/2012	$4,947,932
			Company, Inc.
BRL	117,207,900	62,000,000	Morgan Stanley &	6/4/2012	895,342
			Company, Inc.

CAD	40,689,425	41,000,000	UBS AG	6/18/2012	(147,513)
CHF	36,677,060	40,264,198	UBS AG	6/18/2012	(168,580)
INR	4,268,275,000	83,000,000	Morgan Stanley &	5/2/2012	2,008,065
			Company, Inc.
INR	3,552,675,000	67,000,000	Morgan Stanley &	6/4/2012	50,504
			Company, Inc.

JPY	6,520,719,000	77,913,289	Bank of Montreal	6/18/2012	(3,794,452)
		$501,177,487			$3,791,298

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
INR	Indian Rupee
JPY	Japanese Yen

Semiannual report | Global Opportunities Fund	27

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign Exchange	Receivable/Payable for	Forward	$8,890,079	($6,369,401)
Contracts	foreign forward currency	foreign currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	$8,533,316

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2012:

		TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES INTO FOREIGN CURRENCIES*

Equity contracts	Change in unrealized appreciation	$12,687,773
	(depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

28	Global Opportunities Fund | Semiannual report

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.61% and 1.10% for Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires February 28, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these fee waivers and/or expense reimbursements amounted to $2,419 and $10,617 for Class R2 and Class R6 shares, respectively, for the six months ended April 30, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended April 30, 2012 were equivalent to a net annual effective rate of 0.837% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $302,024 for the six months ended April 30, 2012. Of this amount, $45,834 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $252,737 was paid as sales commissions to broker-dealers and $3,453 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $157,163 and $173,894 for Class B and Class C shares, respectively.

Semiannual report | Global Opportunities Fund	29

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$684,204	$470,585	$21,534	$28,096
Class B	152,317	31,428	7,161	3,399
Class C	751,143	154,955	10,350	14,497
Class I	—	109,832	14,324	11,980
Class R2	40	6	2,482	5
Class R6	—	16	10,411	252
Total	$1,587,704	$766,822	$66,262	$58,229

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	6,191,383	$87,108,908	32,922,461	$588,660,145
Distributions reinvested	40,351	492,682	1,637,387	28,875,374
Repurchased	(12,073,047)	(166,485,015)	(34,473,526)	(584,722,460)

Net increase (decrease)	(5,841,313)	($78,883,425)	86,322	$32,813,059

Class B shares

Sold	174,426	$2,489,893	1,395,950	$24,740,806
Distributions reinvested	—	—	48,135	824,862
Repurchased	(281,649)	(3,885,167)	(456,746)	(7,336,930)

Net increase (decrease)	(107,223)	($1,395,274)	987,339	$18,228,738

30	Global Opportunities Fund | Semiannual report

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class C shares

Sold	932,472	$13,232,836	7,857,308	$140,696,620
Distributions reinvested	—	—	264,470	4,546,573
Repurchased	(2,763,705)	(37,477,649)	(4,134,631)	(65,810,146)

Net increase (decrease)	(1,831,233)	($24,244,813)	3,987,147	$79,433,047

Class I shares

Sold	4,083,807	$57,268,287	18,707,402	$323,881,786
Distributions reinvested	39,266	482,188	371,102	6,524,268
Repurchased	(7,865,913)	(112,546,329)	(14,654,064)	(245,220,097)

Net increase (decrease)	(3,742,840)	($54,795,854)	4,424,440	$85,185,957

Class R2 shares[1]

Sold	6,473	$100,000	—	—

Net increase	6,473	$100,000	—	—

Class R6 shares[2]

Sold	—	—	6,667	$100,000

Net increase	—	—	6,667	$100,000

Class NAV shares

Sold	231,529	$3,424,030	249,299	$4,381,807
Distributions reinvested	2,166	26,689	26,099	464,447
Repurchased	(207,797)	(3,079,160)	(370,479)	(6,636,533)

Net increase (decrease)	25,898	$371,559	(95,081)	($1,790,279)

Net increase (decrease)	(11,490,238)	($158,847,807)	9,396,834	$213,970,522

1 The inception date for Class R2 shares is 3-1-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R2 and Class R6 on April 30, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $399,617,319 and $578,409,577, respectively, for the six months ended April 30, 2012.

Semiannual report | Global Opportunities Fund	31

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2012, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

BHG SA
Bought: None
Sold: 171,294	2,723,646	2,552,352	$166,150	—	$30,904,327

Fortune Minerals, Ltd.
Bought: 344,154
Sold: 544,658	8,551,064	8,350,560	$121,577	—	$6,509,016

Ivanhoe Energy, Inc.
Bought: 2,877,930
Sold: 1,468,882	20,337,074	21,746,122	($229,846)	—	$19,592,093

Karnalyte Resources, Inc.
Bought: None
Sold: 142,027	2,319,557	2,177,530	$202,757	—	$21,624,305

Warren Resources, Inc.
Bought: None
Sold: 489,361	7,992,084	7,502,723	$643,762	—	$23,183,414

32	Global Opportunities Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Global Opportunities Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	69SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012